                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21339
                                  ---------------------------------------------

                 MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1888 378-1630
                                                   ----------------------------

Date of fiscal year end:  4/30/05
                        --------------------------
Date of reporting period:  10/31/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                        2004 ANNUAL REPORT

[MORGAN STANLEY LOGO]                                   OCTOBER 31, 2004


MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS


MONEY MARKET PORTFOLIO

PRIME PORTFOLIO

GOVERNMENT PORTFOLIO

TREASURY PORTFOLIO

TAX-EXEMPT PORTFOLIO

                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

TABLE OF CONTENTS

SHAREHOLDER'S LETTER                                                           3
INVESTMENT OVERVIEWS AND PORTFOLIO OF INVESTMENTS
Money Market Portfolio                                                         4
Prime Portfolio                                                                8
Government Portfolio                                                          13
Treasury Portfolio                                                            16
Tax-Exempt Portfolio                                                          19

STATEMENTS OF ASSETS AND LIABILITIES                                          24
STATEMENTS OF OPERATIONS                                                      25
STATEMENTS OF CHANGES IN NET ASSETS                                           26
FINANCIAL HIGHLIGHTS                                                          27
NOTES TO FINANCIAL STATEMENTS                                                 29
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       31
FEDERAL INCOME TAX INFORMATION                                                32
TRUSTEE AND OFFICER INFORMATION                                               33


THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY PROSPECTUSES OF THE MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS. TO RECEIVE A PROSPECTUS AND/OR SAI, WHICH CONTAINS MORE COMPLETE INFORMATION SUCH AS CHARGES, EXPENSES, POLICIES FOR VOTING PROXIES, RISK CONSIDERATIONS, AND DESCRIBES IN DETAIL EACH OF THE PORTFOLIO'S INVESTMENT POLICIES TO THE PROSPECTIVE INVESTOR, PLEASE CALL 1 (888) 378-1630. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. ADDITIONALLY, YOU CAN ACCESS PORTFOLIO INFORMATION INCLUDING PERFORMANCE, YIELDS, CHARACTERISTICS, AND INVESTMENT TEAM COMMENTARY THROUGH MORGAN STANLEY INVESTMENT MANAGEMENT'S WEBSITE: www.morganstanley.com/im.

                                                                               1
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2004 ANNUAL REPORT

October 31, 2004


                 (This page has been left blank intentionally.)

2
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                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

SHAREHOLDER'S LETTER


Dear Shareholders:

OVERVIEW

We are pleased to present the Morgan Stanley Institutional Liquidity Funds ("MSILF") Annual Report for the period ended October 31, 2004. The MSILF currently offers five portfolios (Money Market, Prime, Government, Treasury and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF's portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

PERFORMANCE

The seven-day current and seven-day effective yields (which assume an annualization of the current yield with all dividends reinvested) as of October 31, 2004, were as follows:

            PORTFOLIO                                                  7-DAY CURRENT YIELD        7-DAY EFFECTIVE YIELD
            ---------                                                  -------------------        ---------------------
            Money Market -- Institutional Class                              1.75%                        1.77%
            Money Market -- Advisory Class                                   1.50%                        1.51%

            Prime -- Institutional Class                                     1.75%                        1.77%
            Prime -- Advisory Class                                          1.50%                        1.52%

            Government -- Institutional Class                                1.80%                        1.81%
            Government -- Investor Class                                     1.70%                        1.71%
            Government -- Advisory Class                                     1.55%                        1.56%

            Treasury -- Institutional Class                                  1.72%                        1.73%
            Treasury -- Advisory Class                                       1.47%                        1.48%

            Tax-Exempt -- Institutional Class                                1.65%                        1.67%
            Tax-Exempt -- Investor Class                                     1.55%                        1.57%
            Tax-Exempt -- Advisory Class                                     1.41%                        1.42%

Performance data quoted represent past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios (the "Portfolios") are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read the MSILF's prospectuses carefully before you invest or send money.

Yield quotation more closely reflect the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

Sincerely,


/s/ Ronald E. Robison
Ronald E. Robison
Executive Vice President --
Principal Executive Officer

November 2004

2004 ANNUAL REPORT

October 31, 2004

INVESTMENT OVERVIEW

MONEY MARKET PORTFOLIO

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar denominated money market instruments of U.S. and foreign financial and non-financial corporations.

PERFORMANCE

From the Portfolio's launch date of February 2 through the fiscal year ended October 31, 2004, the Portfolio's Institutional Share Class had a total return of 0.95% compared to 0.85% for the Lipper U.S. Institutional Money Market Average. For the seven-day period ended October 31, 2004, the Portfolio's Institutional Share Class provided an annualized current yield of 1.75%, while its 30-day annualized moving average yield was 1.73%.

FACTORS AFFECTING PERFORMANCE

Since the Portfolio's launch date through the end of its fiscal year ended October 31, the Federal Open Market Committee ("FOMC") raised its federal funds target rate by 25 basis points on each of three separate occasions: June 30, August 10, and September 21. At the September 21 FOMC meeting, the Fed stated that future increases in its federal funds target rate would continue to be at a "measured pace." The FOMC's formal risk assessment for economic growth and price stability remained balanced. As of the end of October, the federal funds target rate stood at 1.75%.

The Portfolio was launched during the first quarter of 2004. At the onset, the market was characterized by a very flat money market yield curve, with the fed funds target rate set at a historically low level of 1.00%. During the second quarter, the economy began to show signs of expansion, and the market began to anticipate the end of a very easy monetary policy from the Fed. On June 30, the FOMC decided to embark on its tightening cycle, raising the overnight lending rate to 1.25%. During the third quarter, preliminary numbers showed that gross domestic product ("GDP") expanded at an estimated 3.9%, up slightly from 3.3% in the second quarter, and 4.5% in the first quarter of 2004. October's unemployment rate was 5.5%, up 0.1% from September. Non-farm payrolls rose 337,000 during October, more than double the trailing-year average of +152,000 per month. Stronger-than-expected October non-farm payrolls combined with higher-than-forecast inflation for the same month caused money market rates to increase slightly in anticipation of continued action by the Fed to bring monetary policy to a neutral posture.

MANAGEMENT STRATEGY

As of October 31, 2004, the Portfolio had net assets of $3.1 billion and a weighted average maturity ("WAM") of 42 days. Since launching the Portfolio in early 2004, we have primarily followed a strategy of keeping our WAM on the short side, concentrating on investments maturing near the next FOMC meeting date in order to capitalize on higher expected money market interest rates. This has primarily been achieved by investing in short, 30-day commercial paper and certificates of deposit ("CDs"). In order to diversify the maturity structure of the Portfolio and take advantage of steepness in the money market yield curve, we have also selectively added six-month asset-backed commercial paper as the market fully priced in future tightening moves by the FOMC. In addition, we have looked to increase our exposure to floating rate notes, favoring one-month Libor-based indices, while also selectively purchasing three-month Libor-based floaters.

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5%

                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

INVESTMENT OVERVIEW (CONT'D)

MONEY MARKET PORTFOLIO

hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                     EXPENSES PAID
                                                                             ENDING ACCOUNT         DURING PERIOD*
                                                           BEGINNING                  VALUE         MAY 1, 2004 --
                                                       ACCOUNT VALUE            OCTOBER 31,            OCTOBER 31,
                                                         MAY 1, 2004                   2004                   2004
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Actual                                                $     1,000.00         $     1,006.90         $         0.40
Hypothetical (5% average annual
return before expenses)                                     1,000.00               1,024.73                   0.41

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                                                     EXPENSES PAID
                                                                             ENDING ACCOUNT         DURING PERIOD*
                                                           BEGINNING                  VALUE         MAY 1, 2004 --
                                                       ACCOUNT VALUE            OCTOBER 31,            OCTOBER 31,
                                                         MAY 1, 2004                   2004                   2004
------------------------------------------------------------------------------------------------------------------
ADVISORY CLASS
Actual                                                $     1,000.00         $     1,005.70         $         1.71
Hypothetical (5% average annual
return before expenses)                                     1,000.00               1,023.43                   1.73

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.34%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by investment type, as a percentage of total investments.

[CHART]

Discount Notes                     0.8%
Commercial Paper                  50.3%
Certificate of Deposit            17.5%
Corporate Notes                   16.4%
Repurchase Agreements             15.0%

2004 ANNUAL REPORT

October 31, 2004

PORTFOLIO OF INVESTMENTS

MONEY MARKET PORTFOLIO

                                                                                  FACE
                                                                                AMOUNT                VALUE
                                                                                 (000)                (000)
-----------------------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT (17.5%)
INTERNATIONAL BANKS (10.9%)
ANZ Banking Group Ltd.
  1.71%, 12/14/04                                                       $       32,000       $       31,999
Barclays Bank plc/New York
  1.77%, 12/3/04                                                             (b)35,000               34,999
  1.86%, 3/24/05                                                             (b)10,000                9,999
  1.89%, 3/31/05                                                             (b)10,000                9,999
Calyon North America, Inc./New York
  1.86%, 8/23/05                                                             (b)75,000               74,975
Credit Suisse First Boston
  1.80%, 11/8/04                                                                55,000               55,000
Fortis Bank/New York
  2.19%, 6/9/05                                                                 25,000               24,991
Lloyds TSB Bank plc/New York
  1.73%, 12/30/04                                                               17,500               17,499
Royal Bank of Scotland/New York
  1.84%, 4/20/05                                                             (b)25,000               24,997
Societe Generale NA, Inc.
  1.26%, 12/30/04                                                               50,000               49,957
-----------------------------------------------------------------------------------------------------------
                                                                                                    334,415
===========================================================================================================
MAJOR BANKS (6.6%)
American Express Centurion Bank
  1.88%, 1/26/05                                                                55,000               54,999
UBS AG
  1.47%, 5/6/05                                                                 25,000               24,997
Washington Mutual Bank FA
  1.64%, 11/1/04                                                                50,000               50,000
  1.83%, 11/10/04                                                               75,000               75,000
-----------------------------------------------------------------------------------------------------------
                                                                                                    204,996
===========================================================================================================
  TOTAL CERTIFICATE OF DEPOSIT (COST $539,411)                                                      539,411
===========================================================================================================
COMMERCIAL PAPER (50.3%)
ASSET BACKED -- AUTOMOTIVE (6.9%)
DaimlerChrysler Revolving Auto Conduit LLC
  1.79%, 11/3/04                                                                25,000               24,998
  1.80%, 11/8/04 - 11/9/04                                                     106,180              106,141
  1.85%, 11/9/04                                                                20,000               19,992
Fcar Owner Trust
  1.64%, 11/15/04                                                               35,000               34,978
  1.94%, 12/7/04                                                                25,000               24,951
-----------------------------------------------------------------------------------------------------------
                                                                                                    211,060
===========================================================================================================
ASSET BACKED -- CONSUMER (4.6%)
Kitty Hawk Funding Corp.
  2.04%, 3/21/05                                                             (a)20,000               19,843
Ranger Funding Corp.
  1.80%, 11/4/04                                                             (a)91,477               91,463
Sheffield Receivables Co.
  1.79%, 11/9/04                                                             (a)30,000               29,988
-----------------------------------------------------------------------------------------------------------
                                                                                                    141,294
===========================================================================================================
ASSET BACKED -- CORPORATE (4.5%)
Atlantis One Funding Corp.
  1.81%, 1/4/05 - 1/6/05                                                     (a)21,300               21,231
  1.82%, 12/13/04                                                       $    (a)50,000       $       49,894
  1.88%, 1/14/05 - 2/15/05                                                   (a)34,000               33,820
  1.91%, 1/18/05                                                                12,500               12,448
  1.94%, 2/22/05                                                             (a)10,000                9,939
  2.04%, 3/15/05                                                             (a)12,500               12,406
-----------------------------------------------------------------------------------------------------------
                                                                                                    139,738
===========================================================================================================
ASSET BACKED -- DIVERSIFIED (3.5%)
Fairway Finance Corp.
  1.79%, 11/10/04                                                               67,175               67,145
Jupiter Securitization Corp.
  1.79%, 11/4/04                                                             (a)40,000               39,994
-----------------------------------------------------------------------------------------------------------
                                                                                                    107,139
===========================================================================================================
ASSET BACKED -- MORTGAGE (1.6%)
Mortgage Interest Networking Trust
  1.67%, 11/15/04                                                               25,000               24,984
Sydney Capital Corp.
  1.80%, 11/8/04                                                             (a)23,310               23,302
-----------------------------------------------------------------------------------------------------------
                                                                                                     48,286
===========================================================================================================
ASSET BACKED -- SECURITIES (18.6%)
Amstel Funding Corp.
  1.70%, 11/26/04                                                            (a)25,000               24,970
  1.84%, 12/30/04                                                            (a)25,000               24,925
  1.88%, 1/26/05                                                             (a)15,000               14,933
Beta Finance, Inc.
  1.75%, 11/9/04                                                                30,000               29,988
  2.02%, 3/15/05                                                                48,500               48,139
  2.17%, 4/6/05                                                                 10,000                9,907
CC USA, Inc.
  1.75%, 11/9/04                                                             (a)20,000               19,992
  2.03%, 3/10/05                                                             (a)18,110               17,980
  2.04%, 3/21/05 - 3/22/05                                                   (a)43,300               42,958
  2.17%, 4/6/05                                                              (a)20,000               19,814
Clipper Receivables Co., LLC
  1.79%, 11/2/04                                                                50,000               49,998
  1.80%, 11/5/04                                                               100,000               99,980
Dorada Finance, Inc.
  1.99%, 3/1/05                                                              (a)25,000               24,835
  2.06%, 3/23/05                                                             (a)20,500               20,335
  2.17%, 3/30/05                                                              (a)9,000                8,920
Galaxy Funding, Inc.
  1.60%, 11/2/04                                                             (a)10,000               10,000
Grampian Funding LLC
  1.75%, 12/29/04                                                            (a)45,000               44,873
  2.18%, 4/19/05                                                             (a)10,000                9,899
Scaldis Capital LLC
  1.93%, 2/16/05                                                                29,467               29,299
  2.18%, 4/8/05                                                              (a)10,000                9,905
  2.27%, 4/22/05                                                             (a)10,000                9,892
-----------------------------------------------------------------------------------------------------------
                                                                                                    571,542
===========================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

6
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                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

MONEY MARKET PORTFOLIO

                                                                                  FACE
                                                                                AMOUNT                VALUE
                                                                                 (000)                (000)
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (4.5%)
General Electric Capital Corp.
  1.84%, 12/8/04                                                        $       25,000       $       24,953
  1.85%, 12/20/04                                                               25,000               24,937
  2.02%, 3/15/05                                                                50,000               49,628
  2.06%, 4/8/05                                                                 20,000               19,821
General Electric Co.
  1.32%, 12/6/04                                                                20,000               19,974
-----------------------------------------------------------------------------------------------------------
                                                                                                    139,313
===========================================================================================================
FINANCE -- AUTOMOTIVE (0.8%)
Toyota Motor Credit Corp.
  1.76%, 2/1/05                                                                 25,000               24,888
-----------------------------------------------------------------------------------------------------------
INSURANCE (0.8%)
ING America Insurance Holdings
  1.74%, 12/3/04                                                                25,000               24,961
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL BANKS (3.7%)
Bank of Ireland
  1.43%, 12/31/04                                                            (a)20,000               19,952
Natexis Banque/New York
  1.71%, 11/22/04                                                               25,000               24,975
Nordea NA, Inc./Delaware
  1.75%, 11/18/04                                                               20,000               19,984
Unicredit Delaware, Inc.
  1.66%, 12/6/04                                                                25,000               24,960
Westpac Banking Corp./New York
  1.25%, 12/15/04                                                               25,000               24,962
-----------------------------------------------------------------------------------------------------------
                                                                                                    114,833
===========================================================================================================
UNITED KINGDOM GOVERNMENT AGENCIES (0.8%)
Network Rail CP Finance plc
  2.16%, 4/6/05                                                                 25,000               24,768
-----------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $1,547,683)                                                          1,547,822
===========================================================================================================
CORPORATE NOTES (16.5%)
ASSET BACKED -- SECURITIES (3.6%)
Beta Finance, Inc.
  1.79%, 3/29/05                                                           (a)(b)7,500                7,499
CC USA, Inc.
  1.82%, 6/17/05                                                             (a)20,000               19,964
  2.13%, 4/25/05                                                          (a)(b)25,000               25,010
Dorada Finance, Inc.
  1.82%, 3/18/05                                                          (a)(b)17,500               17,498
  1.87%, 8/15/05                                                          (a)(b)40,000               40,004
-----------------------------------------------------------------------------------------------------------
                                                                                                    109,975
===========================================================================================================
BANKING (1.0%)
Rabobank Nederlander NV/New York
  1.32%, 12/20/04                                                               30,000               30,003
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (0.5%)
General Electric Capital Corp.
  2.01%, 3/15/05                                                             (b)13,000               13,009
  2.09%, 3/21/05                                                           (a)(b)4,000                4,003
-----------------------------------------------------------------------------------------------------------
                                                                                                     17,012
===========================================================================================================
FINANCE -- AUTOMOTIVE (1.6%)
American Honda Finance Corp.
  1.78%, 2/11/05                                                        $ (a)(b)28,000       $       28,011
Toyota Motor Credit Corp.
  1.85%, 6/22/05                                                             (b)20,000               19,998
-----------------------------------------------------------------------------------------------------------
                                                                                                     48,009
===========================================================================================================
FINANCE -- CONSUMER (0.8%)
American Express Credit Corp.
  2.01%, 12/16/04                                                            (b)25,000               25,005
-----------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (1.3%)
Metropolitan Life Global Funding I
  1.84%, 8/26/05                                                          (a)(b)40,000               40,033
-----------------------------------------------------------------------------------------------------------
INSURANCE (0.5%)
AIG SunAmerica Global Financing VIII
  2.00%, 11/15/04                                                         (a)(b)16,050               16,051
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL BANKS (2.3%)
HBOS Treasury Services plc
  1.89%, 6/10/05                                                          (a)(b)30,000               30,009
  1.92%, 3/14/05                                                          (a)(b)25,000               25,009
Westpac Banking Corp./New York
  2.07%, 4/25/05                                                             (b)15,000               15,002
-----------------------------------------------------------------------------------------------------------
                                                                                                     70,020
===========================================================================================================
INVESTMENT BANKERS/BROKERS/SERVICES (4.4%)
Goldman Sachs Group, Inc.
  1.93%, 12/20/04 - 2/14/05                                                  (b)85,000               85,000
Merrill Lynch & Co., Inc.
  2.12%, 10/3/05                                                             (b)50,000               50,062
-----------------------------------------------------------------------------------------------------------
                                                                                                    135,062
===========================================================================================================
MAJOR BANKS (0.5%)
U.S. Bank National Association
  1.19%, 11/29/04                                                               15,000               15,000
-----------------------------------------------------------------------------------------------------------
  TOTAL CORPORATE NOTES (COST $506,170)                                                             506,170
===========================================================================================================
DISCOUNT NOTES (0.8%)
U.S. GOVERNMENT & AGENCY SECURITIES (0.8%)
Federal National Mortgage Association
  1.91%, 2/14/05 (COST $25,000)                                                 25,000               24,861
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (15.0%)
Goldman Sachs Group, Inc., 1.80%, dated 10/19/04, due 11/9/04,
 repurchase price $125,131                                                  (c)125,000              125,000
Goldman Sachs Group, Inc., 1.86%, dated 10/29/04, due 11/1/04,
 repurchase price $337,902                                                  (c)337,850              337,850
-----------------------------------------------------------------------------------------------------------
  TOTAL  REPURCHASE AGREEMENTS (COST $462,850)                                                      462,850
===========================================================================================================
TOTAL INVESTMENTS (100.1%) (COST $3,081,114)                                                      3,081,114
===========================================================================================================
LIABILITIES LESS OTHER ASSETS (-0.1%)                                                                (2,581)
-----------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                            $    3,078,533
===========================================================================================================

(a) 144A security -- certain conditions for public sale may exist.
(b) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2004.
(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

October 31, 2004

INVESTMENT OVERVIEW

PRIME PORTFOLIO

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities.

PERFORMANCE

From the Portfolio's launch date of February 2 through the fiscal year ended October 31, 2004, the Portfolio's Institutional Share Class had a total return of 0.94% compared to 0.85% for the Lipper U.S. Institutional Money Market Average. For the seven-day period ended October 31, 2004, the Portfolio's Institutional Share Class provided an annualized current yield of 1.75%, while its 30-day annualized moving average yield was 1.73%.

FACTORS AFFECTING PERFORMANCE

Since the Portfolio's launch date through the end of its fiscal year ended October 31, the Federal Open Market Committee ("FOMC") raised its federal funds target rate by 25 basis points on each of three separate occasions: June 30, August 10, and September 21. At the September 21 FOMC meeting, the Fed stated that future increases in its federal funds target rate would continue to be at a "measured pace." The FOMC's formal risk assessment for economic growth and price stability remained balanced. As of the end of October, the federal funds target rate stood at 1.75%.

The Portfolio was launched during the first quarter of 2004. At the onset, the market was characterized by a very flat money market yield curve, with the fed funds target rate set at a historically low level of 1.00%. During the second quarter, the economy began to show signs of expansion, and the market began to anticipate the end of a very easy monetary policy from the Fed. On June 30, the FOMC decided to embark on its tightening cycle, raising the overnight lending rate to 1.25%. During the third quarter, the gross domestic product ("GDP") expanded at an estimated 3.9%, up slightly from 3.3% in the second quarter, and 4.5% in the first quarter of 2004. October's unemployment rate was 5.5%, up 0.1% from September. Non-farm payrolls rose 337,000 during October, more than double the trailing-year average of +152,000 per month. Stronger-than-expected October non-farm payrolls combined with higher-than-forecast inflation for the same month caused money market rates to increase slightly in anticipation of continued action by the Fed to bring monetary policy to a neutral posture.

MANAGEMENT STRATEGY

As of October 31, 2004, the Portfolio had net assets of $8.7 billion and a weighted average maturity ("WAM") of 33 days. Since launching the Portfolio in early 2004, we have primarily followed a strategy of keeping our WAM on the short side, concentrating on investments maturing near the next FOMC meeting date in order to capitalize on higher expected money market interest rates. This has primarily been achieved by investing in short, 30-day commercial paper and certificates of deposit ("CDs"). In order to diversify the maturity structure of the Portfolio and take advantage of steepness in the money market yield curve, we have also selectively added six-month asset-backed commercial paper as the market fully priced in future tightening moves by the FOMC. In addition, we have looked to increase the Portfolio's exposure to floating rate notes, favoring one-month Libor-based indices.

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5%

                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

INVESTMENT OVERVIEW (CONT'D)

PRIME PORTFOLIO

hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                     EXPENSES PAID
                                                                             ENDING ACCOUNT         DURING PERIOD*
                                                           BEGINNING                  VALUE         MAY 1, 2004 --
                                                       ACCOUNT VALUE            OCTOBER 31,            OCTOBER 31,
                                                         MAY 1, 2004                   2004                   2004
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Actual                                                 $    1,000.00         $     1,006.90         $         0.40
Hypothetical (5% average annual
return before expenses)                                     1,000.00               1,024.73                   0.41

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                                                     EXPENSES PAID
                                                                             ENDING ACCOUNT         DURING PERIOD*
                                                           BEGINNING                  VALUE         MAY 1, 2004 --
                                                       ACCOUNT VALUE            OCTOBER 31,            OCTOBER 31,
                                                         MAY 1, 2004                   2004                   2004
------------------------------------------------------------------------------------------------------------------
ADVISORY CLASS
Actual                                                 $    1,000.00         $     1,005.60         $         1.66
Hypothetical (5% average annual
return before expenses)                                     1,000.00               1,023.48                   1.68

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.33%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by investment type, as a percentage of total investments.

[CHART]

Other                              1.1%
Commercial Paper                  61.8%
Corporate Notes                   14.2%
Repurchase Agreements             13.9%
Certificate of Deposit             9.0%

* Investment types which represent less than 3% of total investments are included in the category labeled "Other".

2004 ANNUAL REPORT

October 31, 2004

PORTFOLIO OF INVESTMENTS

PRIME PORTFOLIO

                                                                                  FACE
                                                                                AMOUNT                VALUE
                                                                                 (000)                (000)
-----------------------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT (9.2%)
BANKING (1.8%)
HSBC Bank USA
  1.58%, 11/10/04                                                       $       55,000       $       55,000
Wells Fargo Bank NA
  1.79%, 11/8/04                                                               100,000               99,999
-----------------------------------------------------------------------------------------------------------
                                                                                                    154,999
===========================================================================================================
MAJOR BANKS (7.4%)
American Express Centurion Bank
  1.88%, 1/26/05                                                               120,000              119,999
State Street Bank & Trust Co.
  1.70%, 1/3/05                                                                 50,000               50,000
SunTrust Bank
  1.84%, 4/1/05 - 8/5/05                                                    (b)150,000              149,979
Washington Mutual Bank
  1.63%, 11/1/04                                                               102,000              102,000
  1.64%, 11/1/04                                                                52,000               52,000
  1.83%, 11/10/04                                                              175,000              175,000
-----------------------------------------------------------------------------------------------------------
                                                                                                    648,978
===========================================================================================================
  TOTAL CERTIFICATE OF DEPOSIT (COST $803,977)                                                      803,977
===========================================================================================================
COMMERCIAL PAPER (62.9%)
ASSET BACKED -- AUTOMOTIVE (9.2%)
DaimlerChrysler Revolving Auto Conduit LLC
  1.78%, 11/5/04                                                                80,000               79,984
  1.79%, 11/3/04                                                                87,028               87,019
  1.80%, 11/8/04 - 11/10/04                                                    272,717              272,602
  1.85%, 11/9/04                                                                 5,000                4,998
Fcar Owner Trust
  1.64%, 11/15/04                                                               30,000               29,981
  1.94%, 12/7/04                                                               100,000               99,806
  2.01%, 1/18/05                                                                50,000               49,783
New Center Asset Trust
  1.71%, 11/23/04                                                               35,000               34,964
  1.99%, 2/22/05 - 2/28/05                                                     150,000              149,035
-----------------------------------------------------------------------------------------------------------
                                                                                                    808,172
===========================================================================================================
ASSET BACKED -- CONSUMER (8.6%)
BARTON CAPITAL CORP.
  1.79%, 11/5/04 - 11/09/04                                                  (a)71,668               71,644
Gemini Securitization Corp.
  1.79%, 11/9/04                                                             (a)77,975               77,944
  2.01%, 1/11/05                                                             (a)30,000               29,881
Kitty Hawk Funding Corp.
  2.04%, 3/21/05                                                             (a)23,251               23,068
Mont Blanc Capital Corp.
  1.76%, 11/10/04                                                            (a)73,541               73,509
  1.87%, 12/14/04                                                            (a)25,000               24,944
Old Line Funding LLC
  1.78%, 11/8/04                                                                48,042               48,025
Ranger Funding Corp.
  1.79%, 11/3/04                                                            (a)216,840              216,819
Sheffield Receivables Co.
  1.79%, 11/3/04 - 11/9/04                                              $   (a)152,980       $      152,931
Thames Asset Global Securitization
  1.79%, 11/10/04                                                            (a)33,934               33,919
-----------------------------------------------------------------------------------------------------------
                                                                                                    752,684
===========================================================================================================
ASSET BACKED -- CORPORATE (9.2%)
Atlantis One Funding Corp.
  1.31%, 11/2/04                                                             (a)25,000               24,999
  1.81%, 1/4/05-1/6/05                                                       (a)73,000               72,764
  1.82%, 12/6/04-12/13/04                                                    (a)90,000               89,818
  1.86%, 1/7/05                                                              (a)20,000               19,931
  1.88%, 1/14/05-2/15/05                                                     (a)47,000               46,753
  1.91%, 2/16/05                                                             (a)50,000               49,716
  1.94%, 2/22/05                                                             (a)25,000               24,849
  2.04%, 3/15/05                                                             (a)14,395               14,287
  2.16%, 4/1/05                                                              (a)70,000               69,372
CAFCO LLC
  1.76%, 11/19/04                                                           (a)100,000               99,912
  1.78%, 11/2/04                                                             (a)90,000               89,996
  1.79%, 11/3/04 - 11/10/04                                                    200,000              199,945
-----------------------------------------------------------------------------------------------------------
                                                                                                    802,342
===========================================================================================================
ASSET BACKED -- DIVERSIFIED (4.0%)
Falcon Asset Securitization Corp.
  1.78%, 11/5/04                                                             (a)20,000               19,996
Jupiter Securitization Corp.
  1.79%, 11/4/04 - 11/10/04                                                 (a)230,192              230,126
Yorktown Capital LLC
  1.79%, 11/1/04 - 11/8/04                                                     101,162              101,144
-----------------------------------------------------------------------------------------------------------
                                                                                                    351,266
===========================================================================================================
ASSET BACKED -- MORTGAGE (5.2%)
Mortgage Interest Networking Trust
  1.67%, 11/15/04                                                               40,000               39,974
  1.78%, 11/3/04                                                               115,000              114,988
  1.79%, 11/4/04 - 11/9/04                                                     214,000              213,958
Sydney Capital Corp.
  1.76%, 11/15/04 - 11/18/04                                                 (a)43,915               43,882
  1.80%, 11/8/04                                                             (a)40,000               39,986
-----------------------------------------------------------------------------------------------------------
                                                                                                    452,788
===========================================================================================================
ASSET BACKED -- SECURITIES (16.3%)
Amstel Funding Corp.
  1.70%, 11/26/04                                                            (a)75,000               74,911
  1.79%, 11/5/04                                                            (a)187,590              187,553
  1.84%, 12/30/04                                                            (a)50,000               49,849
  1.88%, 1/26/05                                                             (a)35,000               34,844
Beta Finance, Inc.
  1.76%, 11/15/04                                                               36,000               35,975
  1.80%, 11/10/04                                                               25,000               24,989
  2.16%, 4/13/05                                                                50,000               49,516
CC USA, Inc.
  1.76%, 11//04                                                              (a)79,000               78,946

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

PRIME PORTFOLIO

                                                                                  FACE
                                                                                AMOUNT                VALUE
                                                                                 (000)                (000)
-----------------------------------------------------------------------------------------------------------
ASSET BACKED -- SECURITIES (CONT'D)
CC USA, Inc. (cont'd)
  2.03%, 3/10/05                                                       $     (a)75,000      $        74,459
  2.04%, 3/21/05 - 3/22/05                                                   (a)45,000               44,645
  2.17%, 3/30/05                                                             (a)18,042               17,881
Clipper Receivables Co., LLC
  1.79%, 11/1/04 - 11/2/04                                                     225,000              224,995
  1.80%, 11/5/04                                                                60,000               59,988
Dorada Finance, Inc.
  1.99%, 3/1/05                                                              (a)50,000               49,670
  2.01%, 1/20/05                                                             (a)45,000               44,800
Grampian Funding LLC
  1.75%, 12/29/04                                                            (a)80,000               79,774
  1.81%, 11/10/04                                                            (a)45,000               44,980
  2.18%, 4/19/05                                                             (a)38,000               37,615
Scaldis Capital LLC
  1.80%, 11/8/04                                                               140,374              140,325
  2.18%, 4/8/05                                                              (a)40,000               39,621
  2.27%, 4/22/05                                                             (a)29,989               29,666
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,425,002
===========================================================================================================
BANKING (1.1%)
Bank of America Corp.
  2.16%, 4/6/05                                                                100,000               99,073
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (3.4%)
General Electric Capital Corp.
  1.76%, 2/1/05                                                                 25,000               24,888
  1.84%, 12/8/04                                                                50,000               49,905
  1.85%, 12/20/04 - 12/21/04                                                   125,000              124,684
  2.02%, 3/15/05                                                               100,000               99,256
-----------------------------------------------------------------------------------------------------------
                                                                                                    298,733
===========================================================================================================
FINANCE -- CONSUMER (0.9%)
Household Finance Corp.
  1.78%, 11/9/04                                                                75,000               74,970
-----------------------------------------------------------------------------------------------------------
INSURANCE (0.7%)
ING America Insurance Holdings
  1.76%, 12/17/04                                                               64,000               63,856
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL BANKS (0.6%)
UBS Finance, Inc./Delaware
  1.24%, 12/23/04                                                               50,000               49,910
-----------------------------------------------------------------------------------------------------------
INVESTMENT BANKERS/BROKERS/SERVICES (3.7%)
Citigroup Global Markets Holdings, Inc.
  1.77%, 11/1/04                                                                75,000               75,000
  1.78%, 11/2/04 - 11/9/04                                                     150,000              149,975
Credit Suisse First Boston USA
  2.01%, 1/12/05                                                               100,000               99,600
-----------------------------------------------------------------------------------------------------------
                                                                                                    324,575
===========================================================================================================
  TOTAL COMMERCIAL PAPER (COST $5,503,371)                                                        5,503,371
===========================================================================================================
CORPORATE NOTES (14.4%)
ASSET BACKED -- SECURITIES (4.8%)
Beta Finance, Inc.
  1.79%, 3/29/05                                                          (a)(b)50,000               49,996
  2.00%, 6/13/05                                                          (a)(b)30,000               30,024
CC USA, Inc.
  1.82%, 6/17/05                                                             (a)42,500               42,424
  1.87%, 3/29/05                                                       $  (a)(b)22,000      $        21,998
  2.13%, 4/25/05                                                          (a)(b)75,000               75,029
Dorada Finance, Inc.
  1.82%, 3/18/05                                                          (a)(b)20,000               19,998
  1.84%, 9/12/05                                                          (a)(b)50,000               49,998
  1.87%, 8/15/05                                                         (a)(b)100,000              100,010
  2.06%, 3/23/05                                                             (a)35,000               34,718
-----------------------------------------------------------------------------------------------------------
                                                                                                    424,195
===========================================================================================================
BANKING (2.3%)
Citigroup, Inc.
  1.78%, 2/7/05                                                              (b)55,000               55,015
Fifth Third Bancorp.
  1.92%, 11/23/05                                                        (a)(b)150,000              150,000
-----------------------------------------------------------------------------------------------------------
                                                                                                    205,015
===========================================================================================================
DIVERSIFIED FINANCIAL SERVICES (0.2%)
General Electric Capital Corp.
  2.01%, 3/15/05                                                              (b)8,000                8,005
  2.09%, 3/21/05                                                           (a)(b)4,000                4,004
  2.12%, 2/4/05                                                               (b)5,000                5,002
-----------------------------------------------------------------------------------------------------------
                                                                                                     17,011
===========================================================================================================
FINANCIAL SERVICES (0.5%)
Metropolitan Life Global Funding I
  1.84%, 8/26/05                                                          (a)(b)42,000               42,035
-----------------------------------------------------------------------------------------------------------
INSURANCE (0.5%)
AIG SunAmerica Global Financing VIII
  2.00%, 11/15/04                                                         (a)(b)18,500               18,501
Nationwide Life Global Funding I
  1.96%, 11/15/04                                                         (a)(b)26,500               26,503
-----------------------------------------------------------------------------------------------------------
                                                                                                     45,004
===========================================================================================================
INVESTMENT BANKERS/BROKERS/SERVICES (2.9%)
Goldman Sachs Group, Inc.
  1.93%, 12/20/04-2/14/05                                                   (b)200,000              200,000
Merrill Lynch & Co., Inc.
  2.27%, 6/13/05                                                             (b)52,750               52,885
-----------------------------------------------------------------------------------------------------------
                                                                                                    252,885
===========================================================================================================
MAJOR BANKS (3.2%)
Chase Manhattan Bank USA National Association
  1.81%, 5/11/05                                                                40,000               40,000
Fifth Third Bank
  1.77%, 11/1/05                                                             (b)25,000               24,992
Harris Trust & Savings Bank
  1.77%, 11/5/04                                                               130,000              130,000
US Bank National Association
  1.19%, 11/29/04                                                               15,000               15,000
  1.20%, 3/11/05                                                                35,000               34,976
  2.22%, 7/18/05                                                                32,500               32,468
-----------------------------------------------------------------------------------------------------------
                                                                                                    277,436
===========================================================================================================
    TOTAL  CORPORATE NOTES (COST $1,263,581)                                                      1,263,581
===========================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

October 31, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

PRIME PORTFOLIO

                                                                                  FACE
                                                                                AMOUNT                VALUE
                                                                                 (000)                (000)
-----------------------------------------------------------------------------------------------------------
DISCOUNT NOTES (1.1%)
U.S. GOVERNMENT & AGENCY SECURITIES (1.1%)
Federal National Mortgage Association
  1.89%, 2/11/05                                                       $        50,000      $        49,734
  1.91%, 2/14/05                                                                50,000               49,723
===========================================================================================================
TOTAL DISCOUNT NOTES (COST $99,457)                                                                  99,457
===========================================================================================================
REPURCHASE AGREEMENTS (14.2%)
Goldman Sachs Group, Inc., 1.80%,
  dated 10/19/04, due 11/9/04,
  repurchase price $300,315                                                 (c)300,000              300,000
Goldman Sachs Group, Inc., 1.86%,
  dated 10/29/04, due 11/1/04,
  repurchase price $637,754                                                 (c)637,655              637,655
Merrill Lynch & Co., Inc., 1.79%,
  dated 10/20/04, due 11/8/04,
  repurchase price $300,283                                                 (c)300,000              300,000
===========================================================================================================
    TOTAL REPURCHASE AGREEMENTS (COST $1,237,655)                                                 1,237,655
===========================================================================================================
    TOTAL INVESTMENTS (101.8%) (COST $8,908,041)                                                  8,908,041
-----------------------------------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS (-1.8%)                                                              (158,829)
-----------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                           $     8,749,212
===========================================================================================================

(a) 144A security -- certain conditions for public sale may exist.

(b) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2004.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

INVESTMENT OVERVIEW

GOVERNMENT PORTFOLIO

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

PERFORMANCE

From the Portfolio's launch date of August 9 through the fiscal year ended October 31, 2004, the Portfolio's Institutional Share Class had a total return of 0.38% compared to 0.32% for the Lipper Institutional U.S. Government Money Market Fund Index. For the seven-day period ended October 31, 2004, the Portfolio's Institutional Share Class provided an annualized current yield of 1.80%, while its annualized 30-day moving average yield was 1.78%.

FACTORS AFFECTING PERFORMANCE

Since the Portfolio's launch date through the end of its fiscal year ended October 31, the Federal Open Market Committee ("FOMC") raised its federal funds target rate on two separate occasions, August 10 and September 21, by 25 basis points each time. At the September 21 FOMC meeting, the Fed stated that future increases in its federal funds target rate would continue to be at a "measured pace." The FOMC's formal risk assessment for economic growth and price stability remained balanced. As of the end of October, the federal funds target rate stood at 1.75%.

The Portfolio was launched during the third quarter of 2004. During the third quarter, preliminary numbers showed that gross domestic product ("GDP") expanded at an estimated 3.9%, up slightly from 3.3% in the second quarter, and 4.5% in the first quarter of 2004. October's unemployment rate was 5.5%, up 0.1% from September. Non-farm payrolls rose 337,000 during October, more than double the trailing-year average of +152,000 per month. Stronger-than-expected October non-farm payrolls combined with higher-than-forecast inflation for the same month caused money market rates to increase slightly in anticipation of continued action by the Fed to bring monetary policy to a neutral posture.

MANAGEMENT STRATEGY

As of October 31, 2004, the Portfolio had net assets of $548.1 million and a weighted average maturity ("WAM") of 17 days. As of the end of October, approximately 61% of the Portfolio was invested in overnight and term repurchase agreements, 22% in floating rate Federal agency obligations, and 17% in fixed rate Federal agency obligations.

Since launching the Portfolio in early August 2004, we have primarily followed a strategy of concentrating our investments in fixed rate securities that mature, or floating rate notes that reset, near the next FOMC meeting date in order to capitalize on higher expected money market interest rates. This has primarily been achieved by investing in overnight and term repurchase agreements, one-month Federal agency discount notes, and floating rate notes that reset on either a daily or a monthly basis. In order to diversify the maturity structure of the Portfolio and to take advantage of the steepness in the money market yield curve, we have also selectively added several positions in discount notes or debentures in the six-month or longer portion of the money market curve.

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested from August 9, 2004 to October 31, 2004 for the Institutional and Investor Classes and October 1, 2004 to October 31, 2004 for the Advisory Class and held for the entire period.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2004 ANNUAL REPORT

October 31, 2004

INVESTMENT OVERVIEW (CONT'D)

GOVERNMENT PORTFOLIO

                                                                                 EXPENSES PAID
                                                 BEGINNING    ENDING ACCOUNT    DURING PERIOD*
                                             ACCOUNT VALUE             VALUE    AUGUST 9, 2004
                                                 AUGUST 9,       OCTOBER 31,    -- OCTOBER 31,
                                                      2004              2004              2004
----------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Actual                                     $      1,000.00   $      1,003.70   $          0.11
Hypothetical (5% average annual
return before expenses)                           1,000.00          1,011.36              0.12

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 84/366 (to reflect the period).

                                                                                 EXPENSES PAID
                                                 BEGINNING    ENDING ACCOUNT    DURING PERIOD*
                                             ACCOUNT VALUE             VALUE    AUGUST 9, 2004
                                                 AUGUST 9,       OCTOBER 31,    -- OCTOBER 31,
                                                      2004              2004              2004
----------------------------------------------------------------------------------------------
INVESTOR CLASS
Actual                                     $      1,000.00   $      1,003.50   $          0.34
Hypothetical (5% average
annual return before expenses)                    1,000.00          1,011.13              0.35

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 84/366 (to reflect the period).

                                                                                 EXPENSES PAID
                                                 BEGINNING            ENDING    DURING PERIOD*
                                             ACCOUNT VALUE     ACCOUNT VALUE   OCTOBER 1, 2004
                                                OCTOBER 1,       OCTOBER 31,    -- OCTOBER 31,
                                                      2004              2004              2004
----------------------------------------------------------------------------------------------
ADVISORY CLASS
Actual                                     $      1,000.00   $      1,001.30   $          0.25
Hypothetical (5% average
annual return before expenses)                    1,000.00          1,003.98              0.25

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 31/366 (to reflect the period).

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by investment type, as a percentage of total investments.

[CHART]

Repurchase Agreements          61.1%
U.S. Agency Securities         26.3%
Discount Notes                 12.6%

                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

PORTFOLIO OF INVESTMENTS

GOVERNMENT PORTFOLIO

                                                                                  FACE
                                                                                AMOUNT                VALUE
                                                                                 (000)                (000)
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES (38.9%)
DISCOUNT NOTES (12.6%)
Federal Farm Credit Bank
  1.80%, 11/9/04                                                        $        3,200       $        3,199
Federal Home Loan Bank
  1.80%, 11/12/04                                                                  405                  405
  2.24%, 6/9/05                                                                    250                  247
  2.25%, 7/8/05                                                                  1,000                  985
Federal Home Loan Mortgage Corporation
  1.70%, 12/30/04                                                                  750                  748
  1.73%, 12/27/04                                                                1,000                  997
  1.75%, 11/3/04 - 11/8/04                                                       1,275                1,275
  1.80%, 11/9/04                                                                 6,120                6,117
  1.81%, 2/25/05                                                                 1,500                1,491
  1.90%, 11/2/04                                                                   380                  380
  1.91%, 1/18/05                                                                 4,900                4,880
  2.02%, 1/24/05                                                                 1,200                1,194
  2.20%, 4/5/05                                                                    900                  891
  2.21%, 4/19/05                                                                 2,000                1,979
  2.32%, 7/26/05                                                                   900                  885
Federal National Mortgage Association
  1.77%, 11/1/04                                                                 8,780                8,780
  1.78%, 11/3/04 - 11/10/04                                                     16,900               16,894
  1.93%, 2/9/05                                                                  1,000                  995
  2.01%, 2/1/05 - 2/2/05                                                        13,000               12,933
  2.06%, 1/20/05                                                                 2,600                2,588
  2.28%, 7/5/05                                                               (b)1,000                  985
-----------------------------------------------------------------------------------------------------------
                                                                                                     68,848
===========================================================================================================
U.S. AGENCY SECURITIES (26.3%)
Federal Farm Credit Bank
  1.75%, 2/7/05                                                              (b)14,000               13,999
  1.75%, 4/8/05                                                                  4,750                4,742
Federal Home Loan Bank
  1.48%, 6/16/05                                                                 1,000                  995
  1.64%, 8/26/05                                                             (b)10,000                9,993
  1.73%, 9/8/05                                                              (b)20,000               19,986
  1.76%, 8/2/05                                                              (b)15,000               14,997
  1.78%, 7/15/05                                                             (b)30,000               29,997
  1.79%, 9/16/05                                                             (b)20,000               19,995
  1.91%, 10/5/05                                                              (b)1,670                1,669
  3.38%, 11/15/04                                                                4,300                4,303
  4.63%, 4/15/05                                                                 8,000                8,089
Federal Home Loan Mortgage Corporation
  1.46%, 11/17/04                                                                1,250                1,250
  1.67%, 11/7/05                                                                (b)600                  600
  1.83%, 9/9/05                                                              (b)11,050               11,051
  6.88%, 1/15/05                                                                 2,482                2,506
Federal National Mortgage Association
  1.64%, 2/18/05                                                                (b)150                  150
-----------------------------------------------------------------------------------------------------------
                                                                                                    144,322
===========================================================================================================
  TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
    (COST $213,170)                                                                                 213,170
===========================================================================================================
REPURCHASE AGREEMENTS (61.1%)
Bear Stearns Cos., Inc., 1.86%,
 dated 10/29/04, due 11/1/04,
 repurchase price $96,015                                               $    (c)96,000       $       96,000
CS First Boston LLC, 1.82%,
 dated 10/29/04, due 11/1/04,
 repurchase price $91,014                                                    (c)91,000               91,000
Deutsche Bank AG, 1.79%,
 dated 10/25/04, due 11/8/04,
 repurchase price $20,014                                                    (c)20,000               20,000
Goldman Sachs Group, Inc., 1.86%,
 dated 10/29/04, due 11/1/04,
 repurchase price $103,136                                                  (c)103,120              103,120
UBS Securities LLC, 1.77%,
 dated 10/8/04, due 11/5/04,
 repurchase price $25,034                                                    (c)25,000               25,000
===========================================================================================================
  TOTAL REPURCHASE AGREEMENTS (COST $335,120)                                                       335,120
===========================================================================================================
TOTAL INVESTMENTS (100.0%) (COST $548,290)                                                          548,290
-----------------------------------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS (-0.0%)                                                                  (197)
-----------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                            $      548,093
===========================================================================================================

(b) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2004.
(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

October 31, 2004

INVESTMENT OVERVIEW

TREASURY PORTFOLIO

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities.

PERFORMANCE

From the Portfolio's launch date of August 9 through the fiscal year ended October 31, 2004, the Portfolio's Institutional Share Class had a total return of 0.36% compared to 0.36% for the Lipper Institutional U.S. Treasury Money Market Fund Index. For the seven-day period ended October 31, 2004, the Portfolio's Institutional Share Class provided an annualized current yield of 1.72%, while its annualized 30-day moving average yield was 1.70%.

FACTORS AFFECTING PERFORMANCE

Since the Portfolio's launch date through the end of its fiscal year ended October 31, the Federal Open Market Committee ("FOMC") raised its federal funds target rate on two separate occasions, August 10 and September 21, by 25 basis points each time. At the September 21 FOMC meeting, the Fed stated that future increases in its federal funds target rate would continue to be at a "measured pace." The FOMC's formal risk assessment for economic growth and price stability remained balanced. As of the end of October, the federal funds target rate stood at 1.75%.

The Portfolio was launched during the third quarter of 2004. During the third quarter, preliminary numbers showed that gross domestic product ("GDP") expanded at an estimated 3.9%, up slightly from 3.3% in the second quarter, and 4.5% in the first quarter of 2004. October's unemployment rate was 5.5%, up 0.1% from September. Non-farm payrolls rose 337,000 during October, more than double the trailing-year average of +152,000 per month. Stronger-than-expected October non-farm payrolls combined with higher-than-forecast inflation for the same month caused money market rates to increase slightly in anticipation of continued action by the Fed to bring monetary policy to a neutral posture.

MANAGEMENT STRATEGY

As of October 31, 2004, the Portfolio had net assets of $190.0 million and a weighted average maturity of 17 days. As of the end of October, approximately 85% of the Portfolio was invested in overnight and term repurchase agreements, 14% in Treasury bills, and 1% in a Treasury note.

Since launching the Portfolio in early August 2004, we have primarily followed a strategy of concentrating investments maturing near the next FOMC meeting date in order to capitalize on higher expected money market interest rates. This has primarily been achieved by investing in overnight and term repurchase agreements backed by Treasury collateral. In order to diversify the maturity structure of the Portfolio and take advantage of steepness in the money market yield curve, we have also selectively added several positions in six-month Treasury bills and a ten-month Treasury note.

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested from August 9, 2004 to October 31, 2004 and held for the entire period.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

INVESTMENT OVERVIEW (CONT'D)

TREASURY PORTFOLIO

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                 EXPENSES PAID
                                                              ENDING ACCOUNT    DURING PERIOD*
                                                 BEGINNING             VALUE    AUGUST 9, 2004
                                             ACCOUNT VALUE       OCTOBER 31,    -- OCTOBER 31,
                                            AUGUST 9, 2004              2004              2004
----------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Actual                                     $      1,000.00   $      1,003.60   $          0.11
Hypothetical (5% average
annual return before                              1,000.00          1,011.36              0.12
expenses)
ADVISORY CLASS
Actual                                            1,000.00          1,003.00              0.69
Hypothetical (5% average
annual return before                              1,000.00          1,010.79              0.69
expenses)

* Expenses are equal to the Institutional Class' and Advisory Class' annualized net expense ratio of 0.05% and 0.30%, respectively, multiplied by the average account value over the period, multiplied by 84/366 (to reflect the period).

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by investment type, as a percentage of total investments.

[CHART]

Repurchase Agreements          85.4%
U.S. Treasury Bills            14.1%
Others                          0.5

* Investment types which represent less than 3% of total investments are included in the category labeled "Other".

2004 ANNUAL REPORT

October 31, 2004

PORTFOLIO OF INVESTMENTS

TREASURY PORTFOLIO

                                                                                  FACE
                                                                                AMOUNT                VALUE
                                                                                 (000)                (000)
-----------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (14.7%)
U.S. Treasury Bills (14.2%)
U.S. Treasury Bills
  1.47%, 11/18/04                                                       $        1,000       $          999
  1.50%, 11/26/04                                                                1,500                1,498
  1.51%, 12/9/04                                                                 1,500                1,498
  1.54%, 12/23/04                                                                2,000                1,996
  1.57%, 12/30/04                                                                2,000                1,995
  1.61%, 1/6/05                                                                  1,500                1,496
  1.63%, 1/13/05                                                                 1,500                1,495
  1.68%, 2/10/05                                                                 1,500                1,493
  1.72%, 1/20/05                                                                 1,000                  996
  1.73%, 2/17/05                                                                 1,000                  995
  1.75%, 2/24/05                                                                 1,000                  994
  1.90%, 3/17/05                                                                 2,000                1,986
  1.92%, 3/24/05                                                                 2,000                1,985
  1.96%, 3/31/05 - 4/14/05                                                       3,500                3,470
  1.97%, 4/7/05                                                                  2,000                1,983
  2.00%, 3/10/05                                                                 2,000                1,986
-----------------------------------------------------------------------------------------------------------
                                                                                                     26,865
===========================================================================================================
U.S. TREASURY NOTE (0.5%)
U.S. Treasury Note
  1.50%, 7/31/05                                                                 1,000                  995
-----------------------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY SECURITIES (COST $27,860)                                                      27,860
===========================================================================================================
REPURCHASE AGREEMENTS (85.4%)
Bear Stearns Cos., Inc., 1.77%,
 dated 10/29/04, due 11/1/04,
 repurchase price $37,005                                                    (c)37,000               37,000
CS First Boston LLC, 1.77%,
 dated 10/29/04, due 11/1/04,
 repurchase price $37,631                                                    (c)37,625               37,625
Deutsche Bank Securities, Inc., 1.77%,
 dated 10/29/04, due 11/1/04,
 repurchase price $37,005                                                    (c)37,000               37,000
Goldman Sachs Group, Inc., 1.72%,
 dated 10/14/04, due 11/4/04,
 repurchase price $15,015                                                    (c)15,000               15,000
UBS Securities LLC, 1.76%,
 dated 10/29/04, due 11/1/04,
 repurchase price $35,705                                                    (c)35,700               35,700
===========================================================================================================
  TOTAL REPURCHASE AGREEMENTS (COST $162,325)                                                       162,325
===========================================================================================================
TOTAL INVESTMENTS (100.1%) (COST $190,185)                                                          190,185
-----------------------------------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS (-0.1%)                                                                  (208)
-----------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                            $      189,977
===========================================================================================================

(c) The repurchase agreement is fully collateralized by U.S. government obligations based on market prices at the date of this portfolio of investments.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

INVESTMENT OVERVIEW

TAX-EXEMPT PORTFOLIO

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax.

PERFORMANCE

From the Portfolio's launch date of February 2 through the fiscal year ended October 31, 2004, the Portfolio's Institutional Share Class had a total return of 0.84% compared to 0.67% for the Lipper Institutional Tax-Exempt Money Market Fund Average. For the seven-day period ended October 31, 2004, the Portfolio's Institutional Share Class provided an annualized current yield of 1.65%, while its 30-day annualized moving average yield was 1.59%.

FACTORS AFFECTING PERFORMANCE

Tax-free money market yields remained relatively stable during the first half of 2004, which was in line with prevailing monetary policy.

Beginning in June, four consecutive increases to the Federal Funds target rate and the anticipation of more have pushed short-term tax-exempt yields to their highest levels in two years. This has also produced a flat yield curve relationship between variable rate securities and one-year fixed rate instruments.

Demand for tax-exempt money market instruments remains strong as investors seek to preserve capital in a rising interest rate environment.

MANAGEMENT STRATEGY

Since launching the Portfolio in early 2004, we have maintained an emphasis on variable rate securities. Among fixed-rate instruments, we have sought to maintain a laddered maturity structure providing some of the benefits of the more positive slope of the money market yield curve while limiting the risks associated with longer maturity paper.

We remain cautious in managing the Portfolio's average maturity, preferring to avoid the one-year segment of the money market in anticipation of further increases in yields.

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested from May 1, 2004 to October 31, 2004 for the Institutional Class, June 8, 2004 to October 31, 2004 for the Investor Class and June 15, 2004 to October 31, 2004 for the Advisory Class and held for the entire period.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                 EXPENSES PAID
                                                              ENDING ACCOUNT    DURING PERIOD*
                                                 BEGINNING             VALUE    MAY 1, 2004 --
                                             ACCOUNT VALUE       OCTOBER 31,       OCTOBER 31,
                                               MAY 1, 2004              2004              2004
----------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Actual                                     $      1,000.00   $      1,006.00   $          0.35
Hypothetical (5% average
annual return before expenses)                    1,000.00          1,024.78              0.36

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                                 EXPENSES PAID
                                                              ENDING ACCOUNT    DURING PERIOD*
                                                 BEGINNING             VALUE   JUNE 8, 2004 --
                                             ACCOUNT VALUE       OCTOBER 31,       OCTOBER 31,
                                              JUNE 8, 2004              2004              2004
----------------------------------------------------------------------------------------------
INVESTOR CLASS
Actual                                     $      1,000.00   $      1,004.50   $          0.68
Hypothetical (5% average
annual return before expenses)                    1,000.00          1,019.27              0.68

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 146/366 (to reflect the period).

2004 ANNUAL REPORT

October 31, 2004

INVESTMENT OVERVIEW (CONT'D)

TAX-EXEMPT PORTFOLIO

                                                                                 EXPENSES PAID
                                                 BEGINNING    ENDING ACCOUNT    DURING PERIOD*
                                             ACCOUNT VALUE             VALUE     JUNE 15, 2004
                                                  JUNE 15,       OCTOBER 31,    -- OCTOBER 31,
                                                      2004              2004              2004
----------------------------------------------------------------------------------------------
ADVISORY CLASS
Actual                                     $      1,000.00   $      1,002.40   $          1.25
Hypothetical (5% average
annual return before expenses)                    1,000.00          1,017.74              1.26

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.33%, multiplied by the average account value over the period, multiplied by 139/366 (to reflect the period).

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by investment type, as a percentage of total investments.

[CHART]

Weekly Variable Rate Bonds     72.1%
Daily Variable Rate Bonds      10.2%
Commercial Paper                9.9%
Municipal Bonds & Notes         7.2%
Other*                          0.6%

* Investment types which represent less than 3% of total investments are included in the category labeled "Other".

                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

                                                                                  FACE
                                                                                AMOUNT                VALUE
                                                                                 (000)                (000)
-----------------------------------------------------------------------------------------------------------
TAX-EXEMPT INSTRUMENTS (100.0%)
COMMERCIAL PAPER (9.9%)
Austin, TX, Combined Utility Systems, Series 2004
  1.76%, 12/14/04                                                       $        1,560       $        1,560
Broward County, FL, Sales Tax, Series A
  1.25%, 11/5/04                                                                 1,650                1,650
Dallas Area Rapid Transit Authority, TX, Series 2004
  1.75%, 11/30/04                                                                1,000                1,000
Massachusetts Health & Educational Facilities
 Authority, Harvard University, Series EE
  1.77%, 12/7/04                                                                 1,000                1,000
Metropolitan Government of Nashville & Davidson
 County Health & Educational Facilities Board, TN,
 Vanderbilt University, Series 2004 A
  1.76%, 11/29/04                                                                4,000                4,000
New Hampshire, Series 1998 A BANs
  1.72%, 12/9/04                                                                 1,000                1,000
Rochester, MN, Mayo Foundation, Series 1992 C
  1.35%, 11/17/04                                                                1,000                1,000
San Antonio, TX, Electric & Gas, Series 1995 A
  1.73%, 11/23/04                                                                2,200                2,200
Texas Public Finance Authority, TX, Series 2003
  1.62%, 12/8/04                                                                 2,000                2,000
University of Texas, TX, Series A
  1.30%, 11/22/04                                                                1,000                1,000
-----------------------------------------------------------------------------------------------------------
                                                                                                     16,410
===========================================================================================================
DAILY VARIABLE RATE BONDS (10.2%)
Breckinridge County, KY, Kentucky Association
 of Counties Leasing Trust 2002, Series A
  1.74%, 2/1/32                                                                  5,390                5,390
Clarksville Public Building Authority, TN, Pooled
 Financing, Series 2003
  1.75%, 1/1/33                                                                    200                  200
Harris County Health Facilities Development Authority,
 TX, Methodist Hospital, Series 2002
  1.74%, 12/1/32                                                                 5,400                5,400
Harris County Health Facilities Development Authority,
 TX, YMCA of Greater Houston, Series 2002
  1.74%, 7/1/37                                                                  1,000                1,000
Illinois Health Facilities Authority, NorthWestern
 Memorial Hospital, Series 2002 C
  1.74%, 8/15/32                                                                 2,900                2,900
Missouri Development Finance Board, MO, The
 Nelson Gallery Foundation, Series 2001 B (MBIA)
  1.74%, 12/1/31                                                                   300                  300
Murray City, UT, IHC Health Services, Inc.,
 Series 2003 C
  1.74%, 5/15/36                                                                   340                  340
Rhode Island Health & Educational Building Corp.,
 RI, Care New England, Series 2002 A
  1.75%, 9/1/32                                                                    200                  200
University of Missouri, MO, Series 2000
  1.74%, 11/1/30                                                                 1,200                1,200
-----------------------------------------------------------------------------------------------------------
                                                                                                     16,930
===========================================================================================================
MUNICIPAL BONDS & NOTES (7.2%)
California, Series 2004 A RANs
  3.00%, 6/30/05                                                        $        1,000       $        1,008
Central Ohio Solid Waste Authority, OH,
 Series 2004 BANs
  2.50%, 12/10/04                                                                1,000                1,001
Cobb County School District, GA, Series 2004
  1.75%, 12/31/04                                                                1,000                1,000
Illinois Finance Authority, School Notes,
 Series 2004 A
  1.80%, 12/1/04                                                                 1,000                1,000
Indiana Bond Bank, IN, Midyear Funding Program
 Notes, Series 2004 A
  2.50%, 1/26/05                                                                 1,000                1,003
Indianapolis Local Public Improvement Bond Bank,
 Series 2004 F
  2.00%, 1/6/05                                                                  1,400                1,402
Kentucky Association of Counties, KY,
 Series 2004 A TRANs
  3.00%, 6/30/05                                                                 1,000                1,009
Orono Independent School District No. 278, MN,
 Series 2004 A
  2.75%, 8/29/05                                                                 1,000                1,008
Pioneer Valley Transit Authority, MA,
 Series 2004 RANs
  2.75%, 8/5/05                                                                  1,000                1,006
Spencer Van Etten Central School District, NY,
 Series 2004 BANs
  3.00%, 6/17/05                                                                   515                  519
Waldwick, NJ, Series 2004 TANs
  2.50%, 2/15/05                                                                   300                  301
Youngstown City School District, OH, Series 2004
 BANs
  2.00%, 3/9/05                                                                  1,750                1,753
-----------------------------------------------------------------------------------------------------------
                                                                                                     12,010
===========================================================================================================
PUT OPTION BONDS (0.6%)
Jacksonville Economic Development Commission,
 FL, Proton Therapy Institute, Series 2003 A
  1.23%, 9/1/23                                                                  1,000                1,000
-----------------------------------------------------------------------------------------------------------
WEEKLY VARIABLE RATE BONDS (72.1%)
American Public Energy Agency, NE, National
 Public Gas Agency, 2003, Series A
  1.79%, 2/1/14                                                                  4,000                4,000
Arizona Tourism & Sports Authority,
 Series 2004 ROCs R-2134 (MBIA)
  1.81%, 7/1/21                                                                  1,800                1,800
Bexar County Housing Finance Corp., TX,
 Multi-Family, PT-2082
  1.80%, 1/20/10                                                                 1,500                1,500
Brownsville, TX, Utility System Sub Lien,
 Series 2003 B (MBIA)
  1.76%, 9/1/27                                                                    360                  360
Centerra Metropolitan District No.1, Series 2004
  1.83%, 12/1/29                                                                 2,000                2,000

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

October 31, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

TAX-EXEMPT PORTFOLIO

                                                                                  FACE
                                                                                AMOUNT                VALUE
                                                                                 (000)                (000)
-----------------------------------------------------------------------------------------------------------
WEEKLY VARIABLE RATE BONDS (CONT'D)
Charlotte, NC, Convention Facility,
 Series 2003 B COPs
  1.82%, 12/1/21                                                        $        4,600       $        4,600
Chicago, IL, Series 1997
  1.76%, 1/1/12                                                                  1,810                1,810
Clackamas County Hospital Facility Authority, OR,
 Legacy Health System, Series 2003
  1.76%, 2/15/30                                                                 4,000                4,000
Colorado Health Facilities Authority, Sisters of Charity of
 Leavenworth Health System, Series 2002
  1.77%, 12/1/32                                                                 1,200                1,200
De Kalb County Housing Authority, GA, Multi-Family,
 Series 1995
  1.76%, 6/1/25                                                                  4,000                4,000
Denver Urban Renewal Authority, Colorado,
 Series PT 999
  1.86%, 10/7/06                                                                 1,500                1,500
Detroit Water Supply System, MI, Series 2001 C (FGIC)
  1.77%, 7/1/29                                                                  1,400                1,400
District of Columbia, Public Welfare Foundation,
 Series 2000
  1.77%, 3/1/25                                                                  3,500                3,500
Fort Wayne Health Care Facilities, IN,
 Series 1993 A (FHA)
  1.94%, 8/1/13                                                                  1,600                1,600
Franklin Community Multi-School Building Corp.,
 IN, Series 2004 ROCs R-2140 (FGIC)
  1.81%, 7/15/21                                                                 1,170                1,170
Georgia, PUTTERs, Series 2004-440
  1.78%, 5/1/10                                                                  1,995                1,995
Hamilton County, OH, Twin Towers and Twin Lakes,
 Series 2003 A
  1.79%, 7/1/23                                                                  1,500                1,500
Harris County Industrial Development Corp., TX,
 Baytank, Inc., Series 1998
  1.76%, 2/1/20                                                                    300                  300
Hawaii, Airports System, Series 2003
  1.76%, 7/1/13                                                                  5,000                5,000
Houston, TX, Combined Utility System, MERLOTS,
 Series 2004 C-13 (MBIA)
  1.84%, 5/15/25                                                                 1,310                1,310
Illinois Development Financial Authority, Jewish
 Federation Projects, Series 1999 (AMBAC)
  1.77%, 9/1/24                                                                  2,820                2,820
Illinois Housing Development Authority, Village
 Center Apartments, Series 2004
  1.76%, 3/1/20                                                                  1,900                1,900
Illinois, PUTTERs, Series 409
  1.80%, 3/1/12                                                                    930                  930
King County, WA, Harborview Medical Center,
 Series 2004 ROCs R-5036 (AMBAC)
  1.81%, 12/1/13                                                                 1,835                1,835
Maine Health & Higher Education Facilities Authority,
 ME, VHA New England, Inc. Series 1985 B (AMBAC)
  1.78%, 12/1/25                                                                 1,300                1,300
Maryland Health & Higher Educational
 Facilities Authority, Catholic Health
 Initiatives, Series 1997 B
  1.73%, 12/1/15                                                        $        2,700       $        2,700
Merrillville Health Care Facilities, IND,
 Series 1992 A-1 (FHA)
  1.94%, 7/1/11                                                                    770                  770
Missouri State Health & Educational Facilities
 Authority, MO, Washington University, Series 1985 A
  1.76%, 9/1/10                                                                    900                  900
Municipal Securities Pool Trust, Various States,
 Series 2004 SG P-18
  1.91%, 1/1/35                                                                    890                  890
North Carolina Capital Facilities Finance Agency, NC,
 Barton College, Series 2004
  1.80%, 7/1/19                                                                  3,500                3,500
North Carolina Medical Care Commission, Mission
 St. Joseph's Health System, Series 2003
  1.82%, 10/1/18                                                                 5,845                5,845
North East Independent School District, TX,
 PUTTERs, Series 393 (PSFG)
  1.80%, 2/1/12                                                                    695                  695
Oak Forest, IL, Homewood South Suburban Mayors
 & Managers Association, Series 1989
  1.76%, 7/1/24                                                                  2,050                2,050
Oakland University, MI, Series 2001 (FGIC)
  1.75%, 3/1/31                                                                  1,610                1,610
Omaha, NE, Eagle #2004-001, Class A
  1.81%, 4/1/27                                                                  1,000                1,000
Oregon Health & Science University, OSHU
 Medical Group, Series 2004 A
  1.79%, 7/1/33                                                                  4,600                4,600
Palm Beach County School Board, FL,
 Series 2004 (FGIC)
  1.81%, 8/1/22                                                                  4,195                4,195
Palm Beach County, FL, Hospice of Palm Beach
 County, Series 2001
  1.79%, 10/1/31                                                                 1,900                1,900
Philadelphia Hospitals & Higher Education Facilities
 Authority, PA, Temple University, Series 2003
  1.76%, 11/15/33                                                                5,250                5,250
Portland Housing Authority, OR, New Market West,
 Series 2004
  1.79%, 4/1/34                                                                    675                  675
Rhode Island Convention Center Authority, RI,
 Series 2001 A (MBIA)
  1.76%, 5/15/27                                                                 4,000                4,000
Sayre Health Care Facilities Authority, PA, VHA
 of Pennsylvania, Inc., Capital Asset Financing,
 Series 1985 B (AMBAC)
  1.78%, 12/1/20                                                                 1,700                1,700
Snohomish County Public Utility District No. 1, WA,
 Series 2004 ROCs R-4059 (FSA)
  1.81%, 12/1/20                                                                   660                  660

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

TAX-EXEMPT PORTFOLIO

                                                                                  FACE
                                                                                AMOUNT                VALUE
                                                                                 (000)                (000)
-----------------------------------------------------------------------------------------------------------
WEEKLY VARIABLE RATE BONDS (CONT'D)
South Carolina Jobs-Economic Development Authority,
 Boros & Chapin Business Pk, Series 2002
  1.82%, 5/1/32                                                         $        5,300       $        5,300
South Jordan Municipal Building Authority Lease
 Revenue, UT, Series 2004
  1.79%, 2/1/29                                                                  2,200                2,200
Texas Department of Housing & Community
 Affairs, High Point III, Series 1993 A
  1.78%, 2/1/23                                                                  4,000                4,000
Texas, Series 2004 TRANs Floater TRs L61J
  1.80%, 8/31/05                                                                 1,500                1,500
University of Arizona, AZ, Student Union Bookstore,
 Series 1999 (AMBAC)
  1.76%, 6/1/24                                                                    300                  300
University of Minnesota Regents, Series 1999 A
  1.78%, 1/1/34                                                                  1,120                1,120
Utah County, UT, IHC Health Services, Inc.,
 Series 2002 B
  1.77%, 5/15/35                                                                 1,500                1,500
Vermont Housing Finance Agency, VT, West Block,
 University of Vermont, Series 2004 A
  1.79%, 7/1/37                                                                  5,000                5,000
Virginia Public Building Authority, VA,
 Series 2004 ROCs R-6027
  1.81%, 8/1/14                                                                  1,400                1,400
Williamsburg, KY, Cumberland College,
 Series 2002
  1.76%, 9/1/32                                                                  1,395                1,395
-----------------------------------------------------------------------------------------------------------
                                                                                                    119,985
===========================================================================================================
  TOTAL TAX-EXEMPT INSTRUMENTS (COST $166,335)                                                      166,335
===========================================================================================================
TOTAL INVESTMENTS (100.0%) (COST $166,335)                                                          166,335
===========================================================================================================
OTHER ASSETS LESS LIABILITIES (0.0%)                                                                     78
-----------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                            $      166,413
===========================================================================================================

AMBAC -- Ambac Assurance Corporation
FGIC --  Financial Guaranty Insurance Company
FHA --   Federal Housing Administration
FSA --   Financial Security Assurance Inc.
MBIA --  MBIA Insurance Corporation
PSFG --  Permanent School Fund Guaranteed
TRANs -- Tax and Revenue Anticipation Notes

              SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE/TERRITORY

                                                                                                    PERCENT
                                                                                 VALUE               OF NET
STATE/TERRITORY                                                                  (000)               ASSETS
-----------------------------------------------------------------------------------------------------------
Texas                                                                   $       23,825                 14.3%
North Carolina                                                                  13,945                  8.4
Illinois                                                                        13,410                  8.1
Oregon                                                                           9,275                  5.6
Florida                                                                          8,745                  5.3
Kentucky                                                                         7,794                  4.7
Georgia                                                                          6,995                  4.2
South Carolina                                                                   5,300                  3.2
Philadelphia                                                                     5,250                  3.2
Hawaii                                                                           5,000                  3.0
Nebraska                                                                         5,000                  3.0
Vermont                                                                          5,000                  3.0
Colorado                                                                         4,700                  2.8
Indiana                                                                          4,543                  2.7
Ohio                                                                             4,254                  2.6
Rhode Island                                                                     4,200                  2.5
Tennessee                                                                        4,200                  2.5
Utah                                                                             4,040                  2.4
District of Columbia                                                             3,500                  2.1
Minnesota                                                                        3,128                  1.9
Michigan                                                                         3,010                  1.8
Maryland                                                                         2,700                  1.6
Washington                                                                       2,495                  1.5
Missouri                                                                         2,400                  1.5
Arizona                                                                          2,100                  1.3
Massachusetts                                                                    2,006                  1.2
Pennsylvania                                                                     1,700                  1.0
Indianapolis                                                                     1,402                  0.8
Virginia                                                                         1,400                  0.8
Maine                                                                            1,300                  0.8
California                                                                       1,008                  0.6
New Hampshire                                                                    1,000                  0.6
Delaware                                                                           890                  0.5
New York                                                                           519                  0.3
New Jersey                                                                         301                  0.2
-----------------------------------------------------------------------------------------------------------
                                                                        $      166,335                100.0%
===========================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

October 31, 2004

STATEMENTS OF ASSETS AND LIABILITIES

                                              MONEY MARKET             PRIME        GOVERNMENT          TREASURY        TAX-EXEMPT
                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     (000)             (000)             (000)             (000)             (000)
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at Cost:                    $     3,081,114   $     8,908,041   $       548,290   $       190,185   $       166,335
==================================================================================================================================
  Investments, at Value:                         2,618,264         7,670,386           213,170            27,860           166,335
  Repurchase Agreements, at Value                  462,850         1,237,655           335,120           162,325                --
  Cash                                                  --                 3                 4               997                17
  Interest Receivable                                3,144             5,632               461                38               373
  Receivable from Investment Adviser                    --               158               114                75                --
  Receivable for Investments Sold                       --                --                --                --                 5
  Other                                                 86               221                 4                 6                 3
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                 3,084,344         8,914,055           548,873           191,301           166,733
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for Investments Purchased                     --           150,000                --               993                --
  Dividends Declared                                 4,493            13,189               661               273               180
  Investment Advisory Fees Payable                      48                --                --                --                93
  Overdraft Payable                                    696                --                --                --                --
  Payable for Administrative Fees                      132               382                19                 8                 6
  Payable for Custodian Fees                            41               101                 3                 2                 4
  Shareholder Administration Plan
    Fees Payable -- Investor Class                      --                --                 9                --                --@
  Service and Shareholder Administration
    Plan Fees Payable -- Advisory Class                 --@                4                 5                 3                 4
  Other Liabilities                                    401             1,167                83                45                33
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                5,811           164,843               780             1,324               320
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $     3,078,533   $     8,749,212   $       548,093   $       189,977   $       166,413
==================================================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                            $     3,078,535   $     8,749,227   $       548,093   $       189,977   $       166,413
Accumulated Net Realized Gain (Loss)                    (2)              (15)               --@               --                --
==================================================================================================================================
    NET ASSETS                             $     3,078,533   $     8,749,212   $       548,093   $       189,977   $       166,413
==================================================================================================================================
INSTITUTIONAL CLASS:
  NET ASSETS                               $     3,077,029   $     8,732,862   $       414,567   $       187,770   $       109,292
  SHARES OUTSTANDING $0.01 par value
    shares of beneficial interest
    (unlimited number of shares
    authorized) (not in 000's)               3,077,028,867     8,732,878,348       414,567,365       187,769,368       109,292,149
  NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE             $          1.00   $          1.00   $          1.00   $          1.00   $          1.00
==================================================================================================================================
INVESTOR CLASS:
  NET ASSETS                                            --                --   $       109,776                --   $         1,121
  SHARES OUTSTANDING $0.01 par value
    shares of beneficial interest
    (unlimited number of shares
    authorized) (not in 000's)                          --                --       109,775,824                --         1,120,477
  NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE                          --                --   $          1.00                --   $          1.00
==================================================================================================================================
ADVISORY CLASS:
  NET ASSETS                               $         1,504   $        16,350   $        23,750   $         2,207   $        56,000
  SHARES OUTSTANDING $0.01 par value
    shares of beneficial interest
    (unlimited number of shares
    authorized) (not in 000's)                   1,504,608        16,349,838        23,749,400         2,207,294        56,000,000
  NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE             $          1.00   $          1.00   $          1.00   $          1.00   $          1.00
==================================================================================================================================

@ Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2004

                                              MONEY MARKET             PRIME        GOVERNMENT          TREASURY        TAX-EXEMPT
                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    (000)*            (000)*           (000)**           (000)**            (000)*
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                 $        20,052   $        52,054   $         1,063   $           773   $           781
EXPENSES:
  Investment Advisory Fees                           2,036             5,232                92                72                93
  Administrative Fees                                  687             1,757                30                24                34
  Shareholder Reporting Fees                             6                15                --@               --@               --@
  Professional Fees                                     59               104                24                23                25
  Custodian Fees                                        64               156                 4                 2                 8
  Trustees' Fees and Expenses                           11                28                --@               --@                2
  Registration and Filing Fees                         404             1,160                85                48                45
  Shareholder Administration Plan
    Fees -- Investor Class                               3                --                24                --                 2
  Service and Shareholder Administration
    Plan Fees -- Advisory Class                          1                18                 5                11                 4
  Other Expenses                                        29                73                 1                 2                 3
----------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                   3,300             8,543               265               182               216
----------------------------------------------------------------------------------------------------------------------------------
  Waiver of Investment Advisory Fees                (2,036)           (5,232)              (92)              (72)              (93)
  Expenses Reimbursed by Adviser                      (214)             (513)             (114)              (75)              (77)
----------------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                     1,050             2,798                59                35                46
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        19,002            49,256             1,004               738               735
----------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS):
    Investments                                         (2)              (15)               --@               --                --
==================================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS            $        19,000   $        49,241   $         1,004   $           738   $           735
==================================================================================================================================

*  For the period from February 2, 2004
** For the period from August 9, 2004
@  Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

October 31, 2004

STATEMENTS OF CHANGES IN NET ASSETS

For the Period ended October 31, 2004

                                              MONEY MARKET             PRIME        GOVERNMENT          TREASURY        TAX-EXEMPT
                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    (000)*            (000)*           (000)**           (000)**            (000)*
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                    $        19,002   $        49,256   $         1,004   $           738   $           735
  Net Realized Gain (Loss)                              (2)              (15)               --@               --                --
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                       19,000            49,241             1,004               738               735
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS
  OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                            (18,959)          (49,172)             (612)             (679)             (694)
  INVESTOR CLASS:
  Net Investment Income                                (37)               --              (362)               --               (18)
  ADVISORY CLASS:
  Net Investment Income                                 (6)              (84)              (30)              (59)              (23)
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                              (19,002)          (49,256)           (1,004)             (738)             (735)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                    11,439,898        33,974,259           456,075           365,647           296,506
  Distributions Reinvested                           8,193            24,233                 5               298               368
  Redeemed                                      (8,371,061)      (25,265,715)          (41,512)         (178,175)         (187,582)
  INVESTOR CLASS:^
  Subscribed                                        50,004                --           875,167                --             6,106
  Distributions Reinvested                              37                --                16                --                16
  Redeemed                                         (50,041)               --          (765,407)               --            (5,001)
  ADVISORY CLASS: +
  Subscribed                                         4,832            70,860            85,813            24,325            62,003
  Distributions Reinvested                              --                62                --                41                 3
  Redeemed                                          (3,327)          (54,572)          (62,064)          (22,159)           (6,006)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Capital Share
    Transactions                                 3,078,535         8,749,127           548,093           189,977           166,413
----------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net
    Assets                                       3,078,533         8,749,112           548,093           189,977           166,413
NET ASSETS:
  Beginning of Period                                   --               100                --                --                --
----------------------------------------------------------------------------------------------------------------------------------
  End of Period                            $     3,078,533   $     8,749,212   $       548,093   $       189,977   $       166,413
==================================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                           11,439,897        33,974,258           456,074           365,647           296,506
    Shares Issued on Distributions
      Reinvested                                     8,193            24,233                 5               298               368
    Shares Redeemed                             (8,371,061)      (25,265,713)          (41,512)         (178,176)         (187,582)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in
      Institutional Class Shares
      Outstanding                                3,077,029         8,732,778           414,567           187,769           109,292
==================================================================================================================================
    INVESTOR CLASS: ^
    Shares Subscribed                               50,004                --           875,167                --             6,106
    Shares Issued on Distributions
      Reinvested                                        37                --                16                --                16
    Shares Redeemed                                (50,041)               --          (765,407)               --            (5,001)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investor
      Class Shares Outstanding                          --                --           109,776                --             1,121
----------------------------------------------------------------------------------------------------------------------------------
    ADVISORY CLASS: +
    Shares Subscribed                                4,832            70,838            85,813            24,325            62,003
    Shares Issued on Distributions
      Reinvested                                        --                84                --                41                 3
    Shares Redeemed                                 (3,327)          (54,572)          (62,064)          (22,159)           (6,006)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Advisory
      Class Shares Outstanding                       1,505            16,350            23,749             2,207            56,000
==================================================================================================================================

 *  For the period from February 2, 2004
**  For the period from August 9, 2004
 ^ Reflects activity from June 16, 2004, August 9, 2004 and June 8, 2004 (dates the Portfolios' Investor Classes commenced offering), for the Money Market, Government and Tax-Exempt Portfolios, respectively.
 + Reflects activity from February 6, 2004, April 29, 2004, October 1, 2004, August 9, 2004 and June 15, 2004 (dates the Portfolios' Advisory Classes commenced offering), for the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios, respectively.
 @  Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

FINANCIAL HIGHLIGHTS

                                              MONEY MARKET             PRIME        GOVERNMENT          TREASURY        TAX-EXEMPT
INSTITUTIONAL CLASS                              PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                           ---------------------------------------------------------------------------------------
                                               PERIOD FROM       PERIOD FROM       PERIOD FROM       PERIOD FROM       PERIOD FROM
                                               FEBRUARY 2,       FEBRUARY 2,         AUGUST 9,         AUGUST 9,       FEBRUARY 2,
                                                 2004** TO         2004** TO         2004** TO         2004** TO         2004** TO
                                               OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
SELECTED PER SHARE DATA AND RATIOS                    2004              2004              2004              2004              2004
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $         1.000   $         1.000   $         1.000   $         1.000   $         1.000
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                              0.009             0.009             0.004             0.004             0.008
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                             (0.009)           (0.009)           (0.004)           (0.004)           (0.008)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $         1.000   $         1.000   $         1.000   $         1.000   $         1.000
==================================================================================================================================
TOTAL RETURN                                          0.95%#            0.94%#            0.38%#            0.36%#            0.84%#
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)      $     3,077,029   $     8,732,862   $       414,567   $       187,770   $       109,292
Ratio of Expenses to Average Net
  Assets(1)+                                          0.07%*            0.08%*            0.05%*            0.05%*            0.06%*
Ratio of Net Investment Income to
  Average Net Assets(1)                               1.41%*            1.41%*            1.73%*            1.57%*            1.19%*
----------------------------------------------------------------------------------------------------------------------------------
(1) RATIOS BEFORE EXPENSE LIMITATION:
    Expenses to Average Net Assets+                   0.24%*            0.24%*            0.37%*            0.35%*            0.35%*
    Net Investment Income to Average
    Net Assets                                        1.24%*            1.25%*            1.41%*            1.27%*            0.90%*
----------------------------------------------------------------------------------------------------------------------------------

                                                                  GOVERNMENT        TAX-EXEMPT
INVESTOR CLASS                                                     PORTFOLIO         PORTFOLIO
                                                             ---------------------------------
                                                                 PERIOD FROM       PERIOD FROM
                                                                   AUGUST 9,           JUNE 8,
                                                                    2004^ TO          2004^ TO
                                                                 OCTOBER 31,       OCTOBER 31,
SELECTED PER SHARE DATA AND RATIOS                                      2004              2004
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $         1.000   $         1.000
==============================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.004             0.005
----------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               (0.004)           (0.005)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $         1.000   $         1.000
==============================================================================================
TOTAL RETURN                                                            0.35%#            0.45%#
==============================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                        $       109,776   $         1,121
Ratio of Expenses to Average Net Assets(2)+                             0.15%*            0.17%*
Ratio of Net Investment Income to Average Net
  Assets(2)                                                             1.53%*            1.06%*
----------------------------------------------------------------------------------------------
(2) RATIOS BEFORE EXPENSE LIMITATION:
    Expenses to Average Net Assets+                                     0.53%*            0.38%*
    Net Investment Income to Average Net Assets                         1.15%*            0.85%*
----------------------------------------------------------------------------------------------

#   Not Annualized
*   Annualized
**  Commencement of Operations
^   Date the Portfolio's Investor Class commenced offering.
+ Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service and shareholder administration plan fees due to different periods of operation for each share class as well as fluctuations in daily net asset amounts.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

October 31, 2004

FINANCIAL HIGHLIGHTS

ADVISORY CLASS                                    MONEY MARKET            PRIME       GOVERNMENT         TREASURY       TAX-EXEMPT
                                                     PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                 ---------------------------------------------------------------------------------
                                                   PERIOD FROM      PERIOD FROM      PERIOD FROM      PERIOD FROM      PERIOD FROM
                                                   FEBRUARY 6,        APRIL 29,       OCTOBER 1,        AUGUST 9,         JUNE 15,
                                                     2004^^ TO        2004^^ TO        2004^^ TO        2004^^ TO        2004^^ TO
                                                   OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
SELECTED PER SHARE DATA AND RATIOS                        2004             2004             2004             2004          2004(1)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $     1.000      $     1.000      $     1.000      $     1.000      $     1.000
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                  0.008            0.006            0.001            0.003            0.002
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                 (0.008)          (0.006)          (0.001)          (0.003)          (0.002)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $     1.000      $     1.000      $     1.000      $     1.000      $     1.000
==================================================================================================================================
TOTAL RETURN                                              0.76%#           0.57%#           0.13%#           0.30%#           0.24%#
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)              $     1,504      $    16,350      $    23,750      $     2,207      $    56,000
Ratio of Expenses to Average Net
  Assets(2) +                                             0.31%*           0.33%*           0.30%*           0.30%*           0.33%*
Ratio of Net Investment Income to
  Average Net Assets(2)                                   1.12%*           1.14%*           1.53%*           1.30%*           1.32%*
----------------------------------------------------------------------------------------------------------------------------------
(2) RATIOS BEFORE EXPENSE LIMITATION:
    Expenses to Average Net Assets+                       0.50%*           0.49%*           0.55%*           0.67%*           0.55%*
    Net Investment Income to Average Net Assets           0.93%*           0.98%*           1.28%*           0.93%*           1.10%*
----------------------------------------------------------------------------------------------------------------------------------

(1) There were no Tax-Exempt Portfolio Advisory shares outstanding during the periods June 30, 2004 to July 22, 2004, July 30, 2004 to August 9, 2004, August 30, 2004 to August 31, 2004 and September 2, 2004 to September 21, 2004.
#    Not Annualized
*    Annualized
^^   Date the Portfolio's Advisory Class commenced offering.
+ Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service and shareholder administration plan fees due to different periods of operation for each share class as well as fluctuations in daily net asset amounts.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Institutional Liquidity Funds (the "Fund") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a Massachusetts business trust. The Fund is comprised of five separate, active, diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). Each Portfolio currently offers three classes of shares - Institutional Class, Investor Class and Advisory Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Securities owned by the Portfolios are stated at amortized cost which approximates market value.

2. REPURCHASE AGREEMENTS: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on a "first-in-first-out" basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Portfolios are accrued daily and are distributed on the last business day of each month.

B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management, Inc. (the "Adviser" or "MSIM"), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory and Management Agreement (the "Agreement") at the annual rates of average daily net assets indicated below. The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that the total operating expenses of each share class will not exceed the amounts noted below in the first year of operations. After the first year of operations, this fee and expense waiver may be discontinued at any time.

                                                          MAXIMUM
                                                       EXPENSE RATIO
                                         ---------------------------------------
                              ADVISORY   INSTITUTIONAL     INVESTOR     ADVISORY
PORTFOLIO                          FEE           CLASS        CLASS        CLASS
--------------------------------------------------------------------------------
Money Market                      0.15%           0.20%        0.30%        0.45%
Prime                             0.15            0.20         0.30         0.45
Government                        0.15            0.20         0.30         0.45
Treasury                          0.15            0.20         0.30         0.45
Tax-Exempt                        0.15            0.20         0.30         0.45

The Ratio of Expenses to Average Net Assets disclosed in the Portfolios' Financial Highlights may be lower than the maximum ratios indicated in the table above due to additional voluntary expense limitations imposed by the Adviser. The Adviser may terminate these additional voluntary limitations at any time at its sole discretion.

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, makes day-to-day investment decisions for the Portfolios and places the Portfolios' purchase and sales orders. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios.

C. ADMINISTRATOR: MSIM (the "Administrator") serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MSIM receives an annual fee, accrued daily and payable monthly, of 0.05% of each Portfolio's average daily net assets, plus reimbursement of out-of-pocket expenses. J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, provides fund accounting and other services pursuant to a sub-administration agreement with MSIM and receives compensation for these services. JPMIS also serves as the Transfer Agent to the Fund pursuant to a Transfer Agency Agreement. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTION AND SERVICE AND SHAREHOLDER ADMINISTRATION FEES: Morgan Stanley & Co. Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, and an affiliate of

2004 ANNUAL REPORT

October 31, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

MSIM, serves as the distributor of the Fund. The Fund has entered into an Administration Plan with respect to its Investor Class shares pursuant to which its Investor Class shares pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.10% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services to shareholders. The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

E. CUSTODIAN FEES: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the fund as required by the 1940 Act.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2004 were as follows:

                                                                2004
                                                            DISTRIBUTIONS
                                                               PAID FROM:
                                                        ------------------------
                                                          ORDINARY    LONG-TERM
                                                            INCOME  CAPITAL GAIN
PORTFOLIO                                                    (000)         (000)
--------------------------------------------------------------------------------
Money Market                                            $   19,002  $         --
Prime                                                       49,256            --
Government                                                   1,004            --
Treasury                                                       738            --
Tax-Exempt                                                     735*           --

* Distributions are tax-exempt

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

At October 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                   UNDISTRIBUTED
                                        ORDINARY
                                          INCOME
PORTFOLIO                                  (000)
------------------------------------------------
Money Market                       $       4,494
Prime                                     13,192
Government                                   661
Treasury                                     273
Tax-Exempt                                   180

At October 31, 2004, cost for U.S. Federal income tax purposes for the investments of the Portfolios were as follows:

                                           COST
PORTFOLIO                                 (000)
------------------------------------------------
Money Market                       $  3,081,114
Prime                                 8,908,041
Government                              548,290
Treasury                                190,185
Tax-Exempt                              166,335

At October 31, 2004, the Money Market Portfolio and Prime Portfolio had capital loss carryforwards for U.S. Federal income tax purposes of approximately $2,000 and $15,000, respectively, available to offset future capital gains which will expire on October 31, 2012.

G. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. ORGANIZATION AND/OR OFFERING COSTS: The Adviser has agreed to absorb any organization and/or offering costs associated with the opening of the Fund.

I. OTHER: A portion of the securities of the Tax-Exempt Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At October 31, 2004, approximately 14.9% of the net assets of the Tax-Exempt Portfolio are covered by such insurance. The insurers and their obligations are as follows:

                                  PERCENTAGE OF
     INSURER                        NET ASSETS
     ------------------------------------------
     AMBAC                            4.8%
     FGIC                             5.0
     FSA                              0.4
     MBIA                             4.7

At October 31, 2004, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

                                       PERCENTAGE OF OWNERSHIP
                              --------------------------------------------
                              INSTITUTIONAL      INVESTOR       ADVISORY
PORTFOLIO                        CLASS            CLASS          CLASS
--------------------------------------------------------------------------
Money Market                            --              --           100.0%
Prime                                 44.1%             --           100.0
Government                            82.0            92.9%           92.8
Treasury                              55.0              --           100.0
Tax-Exempt                            68.3            99.6           100.0

                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Money Market Portfolio, Prime Portfolio, Government Portfolio, Treasury Portfolio and Tax-Exempt Portfolio (the "Funds") (the five portfolios constituting Morgan Stanley Institutional Liquidity Funds) as of October 31, 2004, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Morgan Stanley Institutional Liquidity Funds at October 31, 2004, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                       /s/ Ernst & Young LLP


Boston, Massachusetts
December 10, 2004

2004 ANNUAL REPORT

October 31, 2004

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2004, the percentage of income earned from direct U.S. Treasury Obligations for the Government Portfolio and Treasury Portfolio is 31.3% and 20.1%, respectively.

For the year ended October 31, 2004, the percentage of exempt interest dividends paid by the Tax- Exempt Portfolio is 100.0%.

                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES:

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS IN
                                               TERM OF OFFICE                              FUND COMPLEX
NAME, AGE AND ADDRESS OF      POSITION(S) HELD AND LENGTH OF   PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
TRUSTEE                       WITH REGISTRANT  TIME SERVED*    DURING PAST 5 YEARS         TRUSTEE**     BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Michael Bozic (63)            Trustee          Trustee since   Private Investor;           208           Director of Weirton Steel
c/o Kramer Levin Naftalis &                    July 2003       Director or Trustee of                    Corporation.
Frankel LLP                                                    the Retail Funds (since
Counsel to the Independent                                     April 1994) and the
Directors                                                      Institutional Funds
919 Third Avenue                                               (since July 2003);
New York, NY 10022-3902                                        formerly Vice Chairman of
                                                               Kmart Corporation
                                                               (December 1998-October
                                                               2000), Chairman and Chief
                                                               Executive Officer of
                                                               Levitz Furniture
                                                               Corporation (November
                                                               1995-November 1998) and
                                                               President and Chief
                                                               Executive Officer of
                                                               Hills Department Stores
                                                               (May 1991-July 1995);
                                                               formerly variously
                                                               Chairman, Chief Executive
                                                               Officer, President and
                                                               Chief Operating Officer
                                                               (1987-1991) of the Sears
                                                               Merchandise Group of
                                                               Sears Roebuck & Co.

Edwin J. Garn (72)            Trustee          Trustee since   Managing Director of        208           Director of Franklin
c/o Summit Ventures LLC                        July 2003       Summit Ventures LLC;                      Covey (time management
One Utah Center                                                Director or Trustee of                    systems), BMW Bank of
201 South Main Street                                          the Retail Funds (since                   North America, Inc.
Salt Lake City, UT 84111-                                      January 1993) and the                     (industrial loan
2215                                                           Institutional Funds                       corporation), United
                                                               (since July 2003); member                 Space Alliance (joint
                                                               of the Utah Regional                      venture between Lockheed
                                                               Advisory Board of Pacific                 Martin and The Boeing
                                                               Corp.; formerly United                    Company) and Nuskin Asia
                                                               States Senator (R-Utah)                   Pacific (multilevel
                                                               (1974-1992) and Chairman,                 marketing); member of the
                                                               Senate Banking Committee                  board of various civic
                                                               (1980-1986), Mayor of                     and charitable
                                                               Salt Lake City, Utah                      organizations.
                                                               (1971-1974), Astronaut,
                                                               Space Shuttle Discovery
                                                               (April 12-19, 1985), and
                                                               Vice Chairman, Huntsman
                                                               Corporation (chemical
                                                               company).

Wayne E. Hedien (70)          Trustee          Trustee since   Retired; Director or        208           Director of the PMI Group
c/o Kramer Levin Naftalis &                    July 2003       Trustee of the Retail                     Inc. (private mortgage
Frankel LLP                                                    Funds (since September                    insurance); Trustee and
Counsel to the                                                 1997) and the                             Vice Chairman of The
Independent Directors                                          Institutional Funds                       Field Museum of Natural
919 Third Avenue                                               (since July 2003);                        History; director of
New York, NY 10022-3902                                        formerly associated with                  various other business
                                                               the Allstate Companies                    and charitable
                                                               (1966-1994), most                         organizations.
                                                               recently as Chairman of
                                                               The Allstate Corporation
                                                               (March 1993-December
                                                               1994) and Chairman and
                                                               Chief Executive Officer
                                                               of its wholly-owned
                                                               subsidiary, Allstate
                                                               Insurance Company (July
                                                               1989-December 1994).

Dr. Manuel H. Johnson (55)    Trustee          Trustee since   Senior Partner, Johnson     208           Director of NVR, Inc.
c/o Johnson Smick                              July 2003       Smick International,                      (home construction);
International, Inc.                                            Inc., a consulting firm;                  Director of RBS Greenwich
2099 Pennsylvania Avenue,                                      Chairman of the Audit                     Capital Holdings
NW Suite 950                                                   Committee and Director or                 (financial holdings
Washington, D.C. 20006                                         Trustee of the Retail                     company).
                                                               Funds (since July 1991)
                                                               and the Institutional
                                                               Funds (since July 2003);
                                                               Co-Chairman and a founder
                                                               of the Group of Seven
                                                               Council (G7C), an
                                                               international economic
                                                               commission; formerly Vice
                                                               Chairman of the Board of
                                                               Governors of the Federal
                                                               Reserve System and
                                                               Assistant Secretary of
                                                               the U.S. Treasury.

Joseph J. Kearns (62)         Trustee          Trustee since   President, Kearns &         209           Director of Electro Rent
c/o Kearns & Associates LLC                    August 1994     Associates LLC                            Corporation (equipment
PMB754                                                         (investment consulting);                  leasing), The Ford Family
23852 Pacific Coast Highway                                    Deputy Chairman of the                    Foundation and the UCLA
Malibu, CA 90265                                               Audit Committee and                       Foundation.
                                                               Director or Trustee of
                                                               the Retail Funds (since
                                                               July 2003) and the
                                                               Institutional Funds
                                                               (since August 1994);
                                                               previously Chairman of
                                                               the Audit Committee of
                                                               the Institutional Funds
                                                               (October 2001- July
                                                               2003); formerly CFO of
                                                               the J. Paul Getty Trust.

Michael Nugent (68)           Trustee          Trustee since   General Partner of          208           Director of various
c/o Triumph Capital, L.P.                      July 2001       Triumph Capital, L.P., a                  business organizations.
445 Park Avenue, 10th Floor                                    private investment
New York, NY 10022                                             partnership; Chairman of
                                                               the Insurance Committee
                                                               and Director or Trustee
                                                               of the Retail Funds
                                                               (since July 1991) and the
                                                               Institutional Funds
                                                               (since July 2001);
                                                               formerly Vice President,
                                                               Bankers Trust Company and
                                                               BT Capital Corporation
                                                               (1984-1988).

Fergus Reid (72)              Trustee          Trustee since   Chairman of Lumelite        209           Trustee and Director of
c/o Lumelite Plastics                          June 1992       Plastics Corporation;                     certain investment
Corporation                                                    Chairman of the                           companies in the J.P.
85 Charles Coleman Blvd.                                       Governance Committee and                  Morgan Funds complex
Pawling, NY 12564                                              Director or Trustee of                    managed by J.P. Morgan
                                                               the Retail Funds (since                   Investment Management
                                                               July 2003) and the                        Inc.
                                                               Institutional Funds
                                                               (since June 1992).

2004 ANNUAL REPORT

October 31, 2004

TRUSTEE AND OFFICER INFORMATION (CONT'D)

INTERESTED TRUSTEES:

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS IN
                                               TERM OF OFFICE                              FUND COMPLEX
NAME, AGE AND ADDRESS OF      POSITION(S) HELD AND LENGTH OF   PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
TRUSTEE                       WITH REGISTRANT  TIME SERVED*    DURING PAST 5 YEARS         TRUSTEE**     BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Charles A. Fiumefreddo (71)   Chairman and     Chairman of     Chairman and Director or    208           None
c/o Morgan Stanley Trust      Trustee of the   the Board and   Trustee of the Retail
Harborside Financial Center   Board            Trustee since   Funds (since July 1991)
Plaza Two 3rd Floor                            July 2003       and the Institutional
Jersey City, NJ 07311                                          Funds (since July 2003);
                                                               formerly Chief Executive
                                                               Officer of the Retail
                                                               Funds (until September
                                                               2002).

James F. Higgins (56)         Trustee          Trustee since   Director or Trustee of       208          Director of AXA
c/o Morgan Stanley Trust                       July 2003       the Retail Funds (since                   Financial, Inc. and The
Harborside Financial Center                                    June 2000) and the                        Equitable Life Assurance
Plaza Two 2nd Floor                                            Institutional Funds                       Society of the United
Jersey City, NJ 07311                                          (since July 2003); Senior                 States (financial
                                                               Advisor of Morgan Stanley                 services).
                                                               (since August 2000);
                                                               Director of Morgan
                                                               Stanley Distributors Inc.
                                                               and Dean Witter Realty
                                                               Inc.; previously
                                                               President and Chief
                                                               Operating Officer of the
                                                               Private Client Group of
                                                               Morgan Stanley (May
                                                               1999-August 2000), and
                                                               President and Chief
                                                               Operating Officer of
                                                               Individual Securities of
                                                               Morgan Stanley (February
                                                               1997-May 1999).


----------
* This is the earliest date the Trustee began serving the Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

Additional information about the Fund's Trustees can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1-888-378-1630 or by accessing the Morgan Stanley Investment Management's website at www.morganstanley.com/im. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at www.sec.gov.

                                                        2004 ANNUAL REPORT

                                                        October 31, 2004

TRUSTEE AND OFFICER INFORMATION (CONT'D)

OFFICERS:

                                             POSITION(S)      TERM OF OFFICE
                                             HELD WITH        AND LENGTH OF
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER   REGISTRANT       TIME SERVED*     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Mitchell M. Merin (51)                       President        President        President and Chief Operating Officer of Morgan
Morgan Stanley Investment Management Inc.                     since July       Stanley Investment Management Inc.; President,
1221 Avenue of the Americas 33rd Floor                        2003             Director and Chief Executive Officer of Morgan
New York, NY 10020                                                             Stanley Investment Advisors Inc. and Morgan
                                                                               Stanley Services Company Inc.; Chairman and
                                                                               Director of Morgan Stanley Distributors Inc.;
                                                                               Chairman and Director of Morgan Stanley Trust;
                                                                               Director of various Morgan Stanley subsidiaries;
                                                                               President of the Institutional Funds (since July
                                                                               2003) and President of the Retail Funds (since May
                                                                               1999); Trustee (since July 2003) and President
                                                                               (since December 2002) of the Van Kampen Closed-End
                                                                               Funds; Trustee (since May 1999) and President
                                                                               (since October 2002) of the Van Kampen Open-End
                                                                               Funds.

Ronald E. Robison (65)                       Executive        Executive Vice   Principal Executive Officer--Office of the Funds
Morgan Stanley Investment Management Inc.    Vice President   President and    (since November 2003); Managing Director of Morgan
1221 Avenue of the Americas 34th Floor       and Principal    Principal        Stanley & Co. Incorporated, Managing Director of
New York, NY 10020                           Executive        Executive        Morgan Stanley; Managing Director, Chief
                                             Officer          Officer since    Administrative Officer and Director of Morgan
                                                              July 2003        Stanley Investment Advisors Inc. and Morgan
                                                                               Stanley Services Company Inc.; Chief Executive
                                                                               Officer and Director of Morgan Stanley Trust;
                                                                               Managing Director and Director of Morgan Stanley
                                                                               Distributors Inc.; Executive Vice President and
                                                                               Principal Executive Officer of the Retail Funds
                                                                               (since April 2003) and the Institutional Funds
                                                                               (since July 2003); previously President and
                                                                               Director of the Institutional Funds (March 2001 -
                                                                               July 2003) and Chief Global Operations Officer and
                                                                               Managing Director of Morgan Stanley Investment
                                                                               Management Inc.

Joseph J. McAlinden (61)                     Vice President   Vice President   Managing Director and Chief Investment Officer of
Morgan Stanley Investment Management Inc.                     since July       Morgan Stanley Investment Advisors Inc. and Morgan
1221 Avenue of the Americas 33rd Floor                        2003             Stanley Investment Management Inc.; Director of
New York, NY 10020                                                             Morgan Stanley Trust; Chief Investment Officer of
                                                                               the Van Kampen Funds; Vice President of the
                                                                               Institutional Funds (since July 2003) and the
                                                                               Retail Funds (since July 1995).

Barry Fink (49)                              Vice President   Vice President   General Counsel (since May 2000) and Managing
Morgan Stanley Investment Management Inc.                     since July       Director (since December 2000) of Morgan Stanley
1221 Avenue of the Americas 22nd Floor                        2003             Investment Management; Managing Director (since
New York, NY 10020                                                             December 2000), Secretary (since February 1997)
                                                                               and Director (since July 1998) of Morgan Stanley
                                                                               Investment Advisors Inc. and Morgan Stanley
                                                                               Services Company Inc.; Vice President and General
                                                                               Counsel of the Retail Funds; Assistant Secretary
                                                                               of Morgan Stanley DW Inc.; Vice President of the
                                                                               Institutional Funds (since July 2003); Managing
                                                                               Director, Secretary and Director of Morgan Stanley
                                                                               Distributors Inc.; previously Secretary of the
                                                                               Retail Funds (February 1997- July 2003) and Vice
                                                                               President and Assistant General Counsel of Morgan
                                                                               Stanley Investment Advisors Inc. and Morgan
                                                                               Stanley Services Company Inc. (February 1997-
                                                                               December 2001).

Amy R. Doberman (42)                         Vice President   Vice President   Managing Director and General Counsel - U.S.
Morgan Stanley Investment Management Inc.                     since July       Investment Management; Managing Director of the
1221 Avenue of the Americas 22nd Floor                        2004             Investment Manager and Morgan Stanley Investment
New York, NY 10020                                                             Advisor Inc.; Vice President of the Institutional
                                                                               and Retail Funds (since July 2004); previously,
                                                                               Managing Director and General Counsel - Americas,
                                                                               UBS Global Asset Management (July 2000-July 2004)
                                                                               and General Counsel, Aeltus Investment Management,
                                                                               Inc. (January 1997-July 2000).

Carsten Otto (41)                            Chief            Chief            Executive Director and U.S. Director of Compliance
Morgan Stanley Investment Management Inc.    Compliance       Compliance       for Morgan Stanley Investment Management (since
1221 Avenue of the Americas 22nd Floor       Officer          Officer since    October 2004); Executive Director of Morgan
New York, NY 10020                                            2004             Stanley Investment Advisors Inc. and Morgan
                                                                               Stanley Investment Management Inc.; formerly
                                                                               Assistant Secretary and Assistant General Counsel
                                                                               of the Morgan Stanley Retail Funds.

Stefanie V. Chang (38)                       Vice President   Vice President   Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                     since            Incorporated, Morgan Stanley Investment Management
1221 Avenue of the Americas 22nd Floor                        December         Inc. and Morgan Stanley Investment Advisors Inc.;
New York, NY 10020                                            1997             Vice President of the Institutional Funds and the
                                                                               Retail Funds; formerly practiced law with the New
                                                                               York law firm of Rogers & Wells (now Clifford
                                                                               Chance US LLP).

James W. Garrett (35)                        Treasurer and    Treasurer        Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.    Chief            since February   Incorporated, Morgan Stanley Investment Management
1221 Avenue of the Americas 34th Floor       Financial        2002 CFO         Inc.; Treasurer and Chief Financial Officer of the
New York, NY 10020                           Officer          since July       Institutional Funds; Previously with
                                                              2003             PriceWaterhouse LLP (now PriceWaterhouseCoopers
                                                                               LLP).

Michael J. Leary (38)                        Assistant        Assistant        Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.            Treasurer        Treasurer        Administration, JPMorgan Investor Services Co.
73 Tremont Street                                             since March      (formerly Chase Global Funds Services Company);
Boston, MA 02108                                              2003             formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (37)                          Secretary        Secretary        Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                     since June       Incorporated, Morgan Stanley Investment Management
1221 Avenue of the Americas 22nd Floor                        1999             Inc. and Morgan Stanley Investment Advisors Inc.;
New York, NY 10020                                                             Secretary of the Institutional Funds (since June
                                                                               1999) and the Retail Funds (since July 2003);
                                                                               formerly practiced law with the New York law firms
                                                                               of McDermott, Will & Emery and Skadden, Arps,
                                                                               Slate, Meagher & Flom LLP.

----------
* This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

2004 ANNUAL REPORT

October 31, 2004


INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020


DISTRIBUTOR
Morgan Stanley & Co., Incorporated
1221 Avenue of the Americas
New York, NY 10020


CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017


LEGAL COUNSEL
Clifford Chance US LLP
31 West 52nd Street
New York, NY 10166


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


REPORTING TO SHAREHOLDERS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended October 31 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectuses of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020
MSILF: (888) 378-1630

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2004                              REGISTRANT           COVERED ENTITIES(1)
AUDIT FEES                                   $       100,000      N/A

NON-AUDIT FEES
        AUDIT-RELATED FEES                   $                    $           115,000(2)
        TAX FEES                             $        10,500(3)   $            42,141(4)
        ALL OTHER FEES                       $                    $           140,435(5)
TOTAL NON-AUDIT FEES                         $        10,500      $           297,576

TOTAL                                        $       110,500      $           297,576

           2003                              REGISTRANT           COVERED ENTITIES(1)
AUDIT FEES                                   $                    N/A
NON-AUDIT FEES
        AUDIT-RELATED FEES                   $                    $            93,000(2)
        TAX FEES                             $                    $            70,314(4)
        ALL OTHER FEES                       $                    $           262,325(6)
TOTAL NON-AUDIT FEES                         $                    $           425,639
TOTAL                                        $                    $           425,639

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax returns.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards.

(6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS
                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

-    Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence. - Delegation As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

-    Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

-    Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

-    Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

-    All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

-    Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

-    Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

-    Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

-    Covered Entities

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b)  Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                        9